Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (49.9%)
$15,000	United States Treasury Bills (1)	(AA+, Aaa)	08/11/22	0.074	$14,991,517
96,600	United States Treasury Bills (1)	(AA+, Aaa)	09/08/22	0.663	96,385,997
15,000	United States Treasury Bills (1)	(AA+, Aaa)	10/06/22	0.125	14,938,668
15,000	United States Treasury Bills (1)	(AA+, Aaa)	11/03/22	0.220	14,904,412
15,000	United States Treasury Bills (1)	(AA+, Aaa)	12/01/22	0.275	14,869,782
4,300	United States Treasury Bills (1)	(AA+, Aaa)	12/29/22	0.646	4,251,916
3,800	United States Treasury Bills (1)	(AA+, Aaa)	01/26/23	1.481	3,747,729
15,000	United States Treasury Bills (1)	(AA+, Aaa)	02/23/23	1.086	14,769,323
11,200	United States Treasury Bills (1)	(AA+, Aaa)	04/20/23	1.956	10,973,705
13,800	United States Treasury Bills (1)	(AA+, Aaa)	05/18/23	2.618	13,494,431
15,000	United States Treasury Bills (1)	(AA+, Aaa)	06/15/23	2.907	14,628,503
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $218,637,934)					217,955,983

Shares

SHORT-TERM INVESTMENTS (33.7%)
147,405,179	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.14% (Cost $147,405,179)	147,405,179

TOTAL INVESTMENTS AT VALUE (83.6%) (Cost $366,043,113)		365,361,162

OTHER ASSETS IN EXCESS OF LIABILITIES (16.4%)		71,670,697

NET ASSETS(2) (100.0%)		$437,031,859

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2022.
(2)	As of July 31, 2022, the Credit Suisse Managed Futures Strategy Fund held $70,582,622 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 16.2% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Index Contracts
Nikkei 225 Index Futures OSE	JPY	Sep 2022	184	$38,204,265	$16,685

Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2022	(653)	(45,710,000)	$1,279,756
CAD Currency Futures	USD	Sep 2022	(1,302)	(101,608,080)	(946,467)
EUR Currency Futures	USD	Sep 2022	(483)	(61,911,544)	3,147,901
GBP Currency Futures	USD	Sep 2022	(809)	(61,625,575)	1,807,890
JPY Currency Futures	USD	Sep 2022	(712)	(66,985,850)	(309,500)
					$4,979,580
Index Contracts
Hang Seng Index Futures	HKD	Aug 2022	(157)	(20,094,256)	$451,731
EURO Stoxx 50 Index Futures	EUR	Sep 2022	(413)	(15,589,689)	(906,662)
FTSE 100 Index Futures	GBP	Sep 2022	(33)	(2,962,635)	(51,868)
S&P 500 E Mini Index Futures	USD	Sep 2022	(95)	(19,634,125)	(1,790,819)
					$(2,297,618)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2022	(58)	(65,316,723)	$(1,082,671)
10YR U.S. Treasury Note Futures	USD	Sep 2022	(563)	(68,202,172)	(649,381)
EURO Bund Futures	EUR	Sep 2022	(281)	(45,167,258)	(1,980,861)
Long Gilt Futures	GBP	Sep 2022	(300)	(43,143,983)	(100,786)
					$(3,813,699)
					$(1,115,052)

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$2,168,075	10/24/22	Macquarie Bank Ltd.	Bloomberg Energy Index	0.14%	At Maturity	$—	$63,280
USD	19,510,981	10/24/22	Societe Generale	Bloomberg Energy Index	0.09%	At Maturity	—	3,234

							$—	$66,514

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$19,860,096	10/24/22	Macquarie Bank Ltd.	(0.03)%	Bloomberg Agriculture Index	At Maturity	$—	$(621,001)
USD	24,261,300	10/24/22	Societe Generale	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(1,604,247)
USD	34,297,946	10/24/22	Societe Generale	(0.03)%	Bloomberg Precious Metals Index	At Maturity	—	(1,437,248)
							$—	$(3,662,496)
							$—	$(3,595,982)

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$217,955,983	$—	$217,955,983
Short-term Investments	147,405,179	—	—	147,405,179
	$147,405,179	$217,955,983	$—	$365,361,162
Other Financial Instruments*
Futures Contracts	$6,703,963	$—	$—	$6,703,963
Swap Contracts	—	66,514	—	66,514

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$7,819,015	$—	$—	$7,819,015
Swap Contracts	—	3,662,496	—	3,662,496

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (20.2%)
BELGIUM (0.2%)
Beverages (0.1%)
Anheuser-Busch InBev SA	4,002	$213,875

Diversified Financials (0.1%)
Groupe Bruxelles Lambert SA	2,673	236,045
		449,920
CANADA (0.8%)
Capital Markets (0.1%)
Onex Corp.	4,276	228,391

Food & Staples Retailing (0.2%)
George Weston Ltd.	1,856	221,385
Loblaw Cos. Ltd.	2,413	219,521
Metro, Inc.	4,103	227,060
		667,966
IT Services (0.1%)
CGI, Inc.(1)	2,599	222,711

Media (0.1%)
Quebecor, Inc., Class B(2)	9,934	220,566

Multiline Retail (0.1%)
Dollarama, Inc.	3,724	225,559

Oil, Gas & Consumable Fuels (0.2%)
Imperial Oil Ltd.	5,046	241,677
Suncor Energy, Inc.	7,089	240,440
		482,117
		2,047,310
DENMARK (0.1%)
Healthcare Equipment & Supplies (0.1%)
GN Store Nord AS	6,774	235,309

FINLAND (0.1%)
Banks (0.1%)
Nordea Bank Abp	23,845	234,351

FRANCE (0.2%)
Construction & Engineering (0.1%)
Eiffage SA	2,473	231,519

Media (0.1%)
Vivendi SE	22,299	211,195
		442,714
GERMANY (0.4%)
Healthcare Providers & Services (0.1%)
Fresenius Medical Care AG & Co. KGaA	4,988	184,488

Insurance (0.1%)
Allianz SE	1,243	225,206

Media - Services (0.1%)
Scout24 SE(3)	4,018	229,164

Textiles, Apparel & Luxury Goods (0.1%)
adidas AG	1,249	215,559
		854,417
ITALY (1.1%)
Banks (0.1%)
Mediobanca Banca di Credito Finanziario SpA(1)	27,328	233,834

Healthcare Equipment & Supplies (0.1%)
DiaSorin SpA	1,648	228,604

Transportation Infrastructure/Services (0.9%)
Atlantia SpA	100,259	2,311,608
		2,774,046

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
NETHERLANDS (0.3%)
Chemicals (0.1%)
Akzo Nobel NV	3,391	$227,680

Healthcare Equipment & Supplies (0.1%)
Koninklijke Philips NV	10,517	217,151

Semiconductor Equipment & Products (0.1%)
ASML Holding NV(2)	457	262,048
		706,879
SPAIN (0.2%)
Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA(2)	10,003	239,884

Oil, Gas & Consumable Fuels (0.1%)
Repsol S.A.(1)	18,494	229,862
		469,746
SWEDEN (0.1%)
Diversified Financial Services (0.1%)
Industrivarden AB, Class A	9,339	242,886

SWITZERLAND (0.8%)
Building Products (0.1%)
Geberit AG	429	225,814

Capital Markets (0.1%)
UBS Group AG	13,383	218,556

Electrical Equipment (0.1%)
ABB Ltd.	7,755	235,613

Food Products (0.1%)
Nestle S.A.	1,872	229,238

Healthcare Equipment & Supplies (0.1%)
Sonova Holding AG	636	228,943

Insurance (0.3%)
Baloise Holding AG	1,419	225,958
Swiss Life Holding AG	446	236,126
Swiss Re AG	3,009	225,655
		687,739
		1,825,903
UNITED KINGDOM (1.9%)
Aerospace & Defense (0.1%)
BAE Systems PLC(1)	22,941	215,457

Banks (0.1%)
Natwest Group PLC	84,083	255,193

Commercial Services & Supplies (0.9%)
HomeServe PLC(1)	163,163	2,336,970

Healthcare Technology (0.2%)
EMIS Group PLC	21,035	469,393

Household Durables (0.1%)
The Berkeley Group Holdings PLC	4,647	240,646

Insurance (0.1%)
Aviva PLC	47,550	230,106

Media (0.1%)
WPP PLC	22,913	247,103

Oil, Gas & Consumable Fuels (0.1%)
BP PLC	48,601	237,690

Software (0.1%)
The Sage Group PLC	27,343	235,471

Wireless Telecommunication Services (0.1%)
Vodafone Group PLC	142,810	210,298
		4,678,327

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (14.0%)
Auto Components (0.2%)
Tenneco, Inc., Class A(1)	21,962	$414,423

Banks (0.5%)
First Horizon Corp.	53,738	1,201,582

Biotechnology (0.6%)
Turning Point Therapeutics, Inc.(1)	19,382	1,453,262

Chemicals (0.5%)
GCP Applied Technologies, Inc.(1)	39,821	1,254,361

Electronic Equipment, Instruments & Components (0.8%)
Rogers Corp.(1)	7,751	2,086,957

Entertainment (0.3%)
Activision Blizzard, Inc.	9,282	742,096

Gas Utilities (0.5%)
South Jersey Industries, Inc.	35,938	1,231,955

Healthcare Equipment & Supplies (0.6%)
Meridian Bioscience, Inc.(1)	43,787	1,386,296

Healthcare Providers & Services (2.6%)
1Life Healthcare, Inc.(1)	60,629	1,027,055
Covetrus, Inc.(1)	116,497	2,419,643
Hanger, Inc.(1)	26,163	485,847
LHC Group, Inc.(1)	14,428	2,352,629
		6,285,174
IT Services (1.1%)
MoneyGram International, Inc.(1)	39,292	399,207
Switch, Inc., Class A	70,372	2,379,277
		2,778,484
Machinery (0.5%)
Meritor, Inc.(1)	35,671	1,299,138

Media (0.8%)
TEGNA, Inc.	92,369	1,934,207

Professional Services (1.0%)
ManTech International Corp., Class A	24,920	2,387,834

Real Estate (1.0%)
American Campus Communities, Inc.(1)	37,752	2,465,961

Semiconductor Equipment & Products (0.2%)
NeoPhotonics Corp.(1)	26,508	423,863

Software (2.8%)
Citrix Systems, Inc.(1)	20,723	2,101,520
Mandiant, Inc.(1)	96,941	2,208,316
Sailpoint Technologies Holdings, Inc.(1)	38,268	2,440,350
		6,750,186
		34,095,779
TOTAL COMMON STOCKS (Cost $48,538,425)		49,057,587

EXCHANGE-TRADED FUNDS (14.3%)
UNITED STATES (14.3%)
Commingled Funds (10.7%)
iShares 3-7 Year Treasury Bond ETF(2)	205,523	24,921,719
SPDR FTSE International Government Inflation-Protected Bond ETF	19,859	907,755
		25,829,474
Energy - Integrated (3.6%)
Alerian MLP ETF(2)	225,741	8,767,781
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,834,813)		34,597,255

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (24.4%)
$400	United States Treasury Bills (4)	(AA+, Aaa)	08/11/22	0.285	$399,774
4,600	United States Treasury Bills (4)	(AA+, Aaa)	08/11/22	1.370	4,598,249
5,000	United States Treasury Bills (4)	(AA+, Aaa)	09/08/22	1.531	4,988,923
5,000	United States Treasury Bills (4)	(AA+, Aaa)	10/06/22	1.845	4,979,556
5,000	United States Treasury Bills (4)	(AA+, Aaa)	11/03/22	1.990	4,968,137
5,000	United States Treasury Bills (4)	(AA+, Aaa)	12/01/22	2.174	4,956,594
5,000	United States Treasury Bills (4)	(AA+, Aaa)	12/29/22	2.455	4,944,089
5,000	United States Treasury Bills (4)	(AA+, Aaa)	01/26/23	2.348	4,931,223
5,000	United States Treasury Bills (2),(4)	(AA+, Aaa)	02/23/23	2.440	4,923,108
5,000	United States Treasury Bills (4)	(AA+, Aaa)	03/23/23	2.290	4,911,633
5,000	United States Treasury Bills (4)	(AA+, Aaa)	04/20/23	2.513	4,898,975
5,000	United States Treasury Bills (4)	(AA+, Aaa)	05/18/23	2.514	4,889,286
5,000	United States Treasury Bills (4)	(AA+, Aaa)	06/15/23	2.907	4,876,168
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $59,335,921)					59,265,715

	Shares	Value
SHORT-TERM INVESTMENTS (22.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.14%	46,619,977	46,619,977
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(5)	7,108,081	7,108,081

TOTAL SHORT-TERM INVESTMENTS (Cost $53,728,058)		53,728,058

TOTAL INVESTMENTS AT VALUE (81.0%) (Cost $195,437,217)		196,648,615

OTHER ASSETS IN EXCESS OF LIABILITIES (19.0%)		46,083,656
NET ASSETS(6) (100.0%)		$242,732,271

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Non-income producing security.
(2)	Security or portion thereof is out on loan.
(3)	Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(4)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2022.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	As of July 31, 2022, the Credit Suisse Multialternative Strategy Fund held $40,889,893 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 16.8% of the Fund’s consolidated net assets.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
NOK	95,680	USD	9,734	09/20/22	Goldman Sachs	$9,734	$9,907	$173
USD	217,434	DKK	1,578,276	09/20/22	JPMorgan Chase	(217,434)	(216,906)	528
USD	11,157	DKK	79,132	09/21/22	Societe Generale	(11,157)	(10,876)	281
USD	3,307,264	EUR	3,225,025	09/20/22	JPMorgan Chase	(3,307,264)	(3,299,665)	7,599
USD	107,172	EUR	102,186	09/21/22	JPMorgan Chase	(107,172)	(104,558)	2,614
USD	459,422	SEK	4,668,949	09/20/22	JPMorgan Chase	(459,422)	(458,956)	466
Total Unrealized Appreciation								$11,661

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	1,964,642	CAD	2,526,819	09/20/22	BNP Paribas	$(1,964,642)	$(1,971,695)	$(7,053)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Forward Foreign Currency Contracts (continued)

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	39,195	CAD	50,476	09/21/22	BNP Paribas	(39,195)	$(39,387)	$(192)
USD	1,745,549	CHF	1,677,692	09/20/22	JPMorgan Chase	(1,745,549)	(1,767,953)	(22,404)
USD	42,907	CHF	42,494	09/21/22	BNP Paribas	(42,907)	(44,784)	(1,877)
USD	1,788,114	GBP	1,482,834	09/20/22	JPMorgan Chase	(1,788,114)	(1,806,480)	(18,366)
USD	47,115	GBP	38,789	09/21/22	JPMorgan Chase	(47,115)	(47,256)	(141)
USD	9,747	NOK	96,409	09/21/22	JPMorgan Chase	(9,747)	(9,983)	(236)
Total Unrealized Depreciation								$(50,269)
Total Net Unrealized Appreciation/(Depreciation)								$(38,608)

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Dec 2022	25	$2,004,375	$17,996
Corn Futures	USD	Dec 2022	145	4,495,000	113,680
Wheat Futures	USD	Dec 2022	95	3,922,312	48,282
					$179,958
Energy
Gasoline RBOB Futures	USD	Nov 2022	18	2,084,821	$20,469
Light Sweet Crude Oil Futures	USD	Nov 2022	80	7,624,000	164,115
Low Sulphur Gasoil Futures	USD	Nov 2022	30	3,159,000	76,721
Natural Gas Futures	USD	Nov 2022	170	14,081,100	(402,544)
NY Harbor ULSD Futures	USD	Nov 2022	16	2,319,005	(2,304)
					$(143,543)
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2022	274	3,394,516	$24,301
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2023	548	6,319,666	191,945
Nikkei 225 Index Futures OSE	JPY	Sep 2022	5	1,038,159	380
					$216,626
Industrial Metals
LME Nickel Futures	USD	Sep 2022	2	283,248	$(47,602)
LME Nickel Futures	USD	Nov 2022	17	2,411,586	143,604
LME Primary Aluminum Futures	USD	Sep 2022	5	312,905	(45,313)
LME Primary Aluminum Futures	USD	Nov 2022	46	2,864,351	58,065
LME Zinc Futures	USD	Sep 2022	3	251,420	(32,788)
LME Zinc Futures	USD	Nov 2022	28	2,306,150	139,307
					$215,273
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Sep 2022	523	45,606,884	$1,036,665
10YR JGB Mini Futures	JPY	Sep 2022	479	53,903,180	99,986
EURO Bund Futures	EUR	Sep 2022	336	54,007,825	1,141,389
					$2,278,040
Precious Metals
Copper Futures	USD	Dec 2022	39	3,490,988	$123,863
Silver Futures	USD	Dec 2022	33	3,356,760	182,599
					$306,462
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Sep 2022	(25)	(2,036,250)	$(15,192)
Corn Futures	USD	Sep 2022	(145)	(4,467,813)	(114,324)
Wheat Futures	USD	Sep 2022	(95)	(3,836,812)	(50,217)
					$(179,733)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Sell
Energy
Gasoline RBOB Futures	USD	Sep 2022	(18)	$(2,353,579)	$1,728
Light Sweet Crude Oil Futures	USD	Sep 2022	(80)	(7,889,600)	(145,906)
Low Sulphur Gasoil Futures	USD	Sep 2022	(30)	(3,267,750)	(69,979)
Natural Gas Futures	USD	Sep 2022	(170)	(13,989,300)	403,636
NY Harbor ULSD Futures	USD	Sep 2022	(16)	(2,384,928)	9,786
					$199,265
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2022	(18)	(1,260,000)	$(28,879)
CAD Currency Futures	USD	Sep 2022	(36)	(2,809,440)	(37,600)
EUR Currency Futures	USD	Sep 2022	(13)	(1,666,356)	(2,306)
GBP Currency Futures	USD	Sep 2022	(22)	(1,675,850)	(29,477)
JPY Currency Futures	USD	Sep 2022	(20)	(1,881,625)	(37,201)
					$(135,463)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2022	(273)	(10,305,049)	$(323,874)
Russell 2000 E-Mini Index Futues	USD	Sep 2022	(217)	(20,455,505)	(844,144)
S&P 500 E Mini Index Futures	USD	Sep 2022	(83)	(17,154,025)	(697,744)
Hang Seng Index Futures	HKD	Aug 2022	(4)	(511,955)	11,121
FTSE 100 Index Futures	GBP	Sep 2022	(1)	(89,777)	(1,572)
					$(1,856,213)
Industrial Metals
LME Nickel Futures	USD	Sep 2022	(19)	(2,690,856)	$(91,393)
LME Primary Aluminum Futures	USD	Sep 2022	(51)	(3,191,631)	(34,952)
LME Zinc Futures	USD	Sep 2022	(31)	(2,598,002)	(115,013)
					$(241,358)
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Sep 2022	(548)	(55,790,065)	$(1,233,997)
10YR U.S. Treasury Note Futures	USD	Sep 2022	(470)	(56,936,094)	(425,937)
Long Gilt Futures	GBP	Sep 2022	(322)	(46,307,876)	(373,406)
					$(2,033,340)
Precious Metals
Copper Futures	USD	Sep 2022	(39)	(3,484,162)	$(128,193)
Silver Futures	USD	Sep 2022	(33)	(3,332,505)	(183,121)
					$(311,314)
					$(1,505,340)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$24,339,213	10/21/22	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	At Maturity	$—	$110,629
USD	399,476	09/20/22	Barclays Bank PLC	iBoxx $ Liquid High Yield Index	1.51%	Quarterly	—	27,672
USD	18,118,903	10/24/22	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	—	170,458

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$48,786,624	10/24/22	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	$—	$211,918
USD	800,000	09/20/22	BNP Paribas	iBoxx $ Liquid High Yield Index	1.53%	Quarterly	—	15,199
USD	3,483,428	10/24/22	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.08%	At Maturity	—	245
USD	24,719,400	10/24/22	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(b)	0.50%	At Maturity	—	338,616
USD	20,531,959	10/24/22	BNP Paribas	USD Custom Equity Basket Long 2(b)	1.83%	Monthly	—	1,101,289
USD	15,360,271	10/24/22	BNP Paribas	BNP equity buyback basket(b)	1.83%	Monthly	—	369,950
USD	14,655,858	10/24/22	Citigroup	Citi Equity US Tech Congestion Index Series 1(f)	0.00%	At Maturity	—	44,932
GBP	25,995	08/04/22	Goldman Sachs	Meggitt PLC	1.67%	Monthly	—	40
USD	32,789	10/20/22	Goldman Sachs	Umpqua Holdings Corp.	2.02%	Monthly	—	1,057
USD	40,230,422	10/24/22	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	137,030
USD	7,495	10/25/22	Goldman Sachs	Achillion Pharmaceuticals CVR	2.02%	Monthly	—	0
USD	40,944	01/06/23	Goldman Sachs	Flagstar Bancorp, Inc.	2.02%	Monthly	—	4,747
USD	51,777	01/06/23	Goldman Sachs	Umpqua Holdings Corp.	2.02%	Monthly	—	1,669
USD	9,968	01/06/23	Goldman Sachs	Allegiance Bancshares, Inc.	2.02%	Monthly	—	1,262
USD	36,832	01/06/23	Goldman Sachs	GCP Applied Technologies	2.02%	Monthly	—	117
USD	59,574	01/06/23	Goldman Sachs	Rogers Corp.	2.02%	Monthly	—	1,815
GBP	18,279	01/06/23	Goldman Sachs	Meggitt PLC	1.67%	Monthly	—	28
USD	12,285	01/06/23	Goldman Sachs	Neophotonics Corp.	2.02%	Monthly	—	203
CHF	56,576	01/09/23	Goldman Sachs	Vifor Pharma AG	(0.18)%	Monthly	—	862
USD	37,621	01/26/23	Goldman Sachs	Activison Blizzard, Inc.	2.02%	Monthly	—	515
USD	103,487	02/02/23	Goldman Sachs	Citrix System, Inc.	2.02%	Monthly	(73)	2,487
USD	141,967	02/09/23	Goldman Sachs	Spirit Airlines, Inc.	2.02%	Monthly	—	3,705
USD	132,403	02/10/23	Goldman Sachs	Umpqua Holdings Corp.	2.02%	Monthly	—	4,269
USD	56,550	02/10/23	Goldman Sachs	Activison Blizzard, Inc.	2.02%	Monthly	—	774
USD	153,844	02/10/23	Goldman Sachs	Spirit Airlines, Inc.	2.02%	Monthly	—	4,015

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$465,113	02/10/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	$—	$2,348
GBP	47,893	02/10/23	Goldman Sachs	Meggitt PLC	1.67%	Monthly	—	74
USD	51,187	02/23/23	Goldman Sachs	Moneygram International, Inc.	2.02%	Monthly	—	101
USD	51,197	02/24/23	Goldman Sachs	Umpqua Holdings Corp.	2.02%	Monthly	—	1,651
USD	33,144	02/24/23	Goldman Sachs	Spirit Airlines, Inc.	2.02%	Monthly	—	865
USD	15,774	02/24/23	Goldman Sachs	Activison Blizzard, Inc.	2.02%	Monthly	—	216
GBP	13,402	02/24/23	Goldman Sachs	Meggitt PLC	1.67%	Monthly	—	21
USD	8,619	02/24/23	Goldman Sachs	Moneygram International, Inc.	2.02%	Monthly	—	17
USD	125,648	02/24/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	634
USD	181,490	03/02/23	Goldman Sachs	South Jersey Industries	2.02%	Monthly	(1,676)	2,319
USD	287,334	03/02/23	Goldman Sachs	TEGNA, Inc.	2.02%	Monthly	—	1,240
USD	60,532	03/02/23	Goldman Sachs	Tenneco, Inc.	2.02%	Monthly	3,595	1,286
CHF	286,088	03/03/23	Goldman Sachs	Vifor Pharma AG	(0.18)%	Monthly	—	4,358
USD	99,242	03/07/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	501
USD	139,181	04/21/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	703
USD	66,641	04/28/23	Goldman Sachs	Flagstar Bancorp, Inc.	2.02%	Monthly	—	7,725
USD	66,641	05/01/23	Goldman Sachs	Flagstar Bancorp, Inc.	2.02%	Monthly	—	7,725
USD	225,425	05/19/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	1,138
USD	665,665	06/16/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	3,360
USD	1,602,200	07/13/23	Goldman Sachs	Umpqua Holdings Corp.	2.02%	Monthly	—	79,889
GBP	622,862	07/13/23	Goldman Sachs	Meggitt PLC	1.67%	Monthly	—	405
USD	57,274	07/14/23	Goldman Sachs	Umpqua Holdings Corp.	2.02%	Monthly	—	4,062
USD	1,451,302	07/25/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	21,811
USD	1,611,735	07/26/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	27,390
USD	1,380,415	07/27/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	2.02%	Monthly	—	7,364

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$3,700,000	10/24/22	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	1.98%	At Maturity	$—	$41,249
USD	42,771,220	10/24/22	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	122,120
USD	600,000	10/24/22	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	2.03%	At Maturity	—	2,763
USD	16,848	12/12/22	JPMorgan Chase	Allegiance Bancshares, Inc.	1.98%	Monthly	—	2,133
USD	44,419	12/12/22	JPMorgan Chase	Rogers Corp.	1.98%	Monthly	—	1,353
USD	9,123	12/12/22	JPMorgan Chase	Neophotonics Corp.	1.98%	Monthly	—	151
USD	27,349	01/09/23	JPMorgan Chase	GCP Applied Technologies	1.98%	Monthly	—	87
EUR	24,313	01/13/23	JPMorgan Chase	Intertrust NV	(0.26)%	Monthly	—	512
EUR	32,675	02/06/23	JPMorgan Chase	Intertrust NV	(0.26)%	Monthly	—	688
USD	96,492	03/10/23	JPMorgan Chase	GCP Applied Technologies	1.98%	Monthly	—	307
USD	156,251	03/10/23	JPMorgan Chase	Rogers Corp.	1.98%	Monthly	—	4,760
USD	112,495	03/10/23	JPMorgan Chase	Flagstar Bancorp, Inc.	1.98%	Monthly	—	13,041
USD	160,443	03/10/23	JPMorgan Chase	Citrix System, Inc.	1.98%	Monthly	—	3,740
USD	29,708	03/10/23	JPMorgan Chase	Allegiance Bancshares, Inc.	1.98%	Monthly	—	3,762
EUR	85,637	03/10/23	JPMorgan Chase	Intertrust NV	(0.26)%	Monthly	—	1,804
USD	32,184	03/10/23	JPMorgan Chase	Neophotonics Corp.	2.02%	Monthly	—	532
USD	5,512	03/24/23	JPMorgan Chase	Allegiance Bancshares, Inc.	2.02%	Monthly	—	698
USD	43,635	03/24/23	JPMorgan Chase	Rogers Corp.	2.02%	Monthly	—	1,329
USD	29,315	03/24/23	JPMorgan Chase	Flagstar Bancorp, Inc.	2.02%	Monthly	—	3,398
USD	27,004	03/24/23	JPMorgan Chase	GCP Applied Technologies	2.02%	Monthly	—	86
USD	44,298	03/24/23	JPMorgan Chase	Citrix System, Inc.	2.02%	Monthly	—	1,033
EUR	23,984	03/24/23	JPMorgan Chase	Intertrust NV	(0.26)%	Monthly	—	505
USD	9,013	03/24/23	JPMorgan Chase	Neophotonics Corp.	2.02%	Monthly	—	149
USD	377,237	08/14/23	JPMorgan Chase	Allegiance Bancshares, Inc.	1.98%	Monthly	—	53,607
EUR	582,389	08/14/23	JPMorgan Chase	Intertrust NV	(0.27)%	Monthly	—	14,737
EUR	398,709	08/15/23	JPMorgan Chase	Intertrust NV	(0.27)%	Monthly	—	7,290
EUR	109,807	08/18/23	JPMorgan Chase	Intertrust NV	(0.27)%	Monthly	—	1,311
USD	9,759,543	10/24/22	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	16,841
USD	43,147	10/24/22	Macquarie Bank Ltd.	Bloomberg Energy Index	0.14%	At Maturity	—	1,259
USD	2,400,000	09/20/22	Morgan Stanley	iBoxx $ Liquid High Yield Index	1.65%	Quarterly	—	147,328
USD	39,016,624	10/24/22	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	510,622
USD	560,839	10/24/22	Societe Generale	Bloomberg Energy Index	0.09%	At Maturity	—	90
							$1,846	$3,691,991

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$18,233,968	10/21/22	Bank of America	BofA Daily Listed Put Ratio and Call Ratio Index - US(b)	0.05%	At Maturity	$—	$(15,239)
USD	50,151,587	10/24/22	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	(1,338,886)
USD	904,619	08/02/22	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	(10,057)
USD	3,270,809	10/24/22	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	—	(27,204)
USD	8,593,657	10/24/22	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	(493,082)
EUR	7,301,094	10/24/22	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	—	(100,727)
GBP	56,293	08/18/22	Goldman Sachs	Avast PLC	1.67%	Monthly	—	(5,380)
USD	6,152	08/18/22	Goldman Sachs	(1.27)%	NortonLifeLock, Inc.	Monthly	—	(667)
USD	33,463	10/20/22	Goldman Sachs	(1.27)%	Columbia Banking System, Inc.	Monthly	—	(1,112)
USD	8,674,867	10/24/22	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(29,816)
USD	38,538,085	10/24/22	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	(424,293)
USD	45,577,516	10/24/22	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	(889,602)
USD	12,151,775	10/24/22	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(334,719)
USD	3,356,777	10/24/22	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(b)	0.40%	At Maturity	—	(69,713)
CAD	18,812	12/20/22	Goldman Sachs	Shaw Communications, Inc.	2.71%	Monthly	—	(1,799)
USD	5,444	01/06/23	Goldman Sachs	(1.27)%	NortonLifeLock, Inc.	Monthly	—	(590)
USD	42,116	01/06/23	Goldman Sachs	(1.27)%	New York Community Bancorp.	Monthly	—	(5,164)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$52,794	01/06/23	Goldman Sachs	(1.27)%	Columbia Banking System, Inc.	Monthly	$—	$(1,754)
USD	10,397	01/06/23	Goldman Sachs	(1.27)%	CBTX, Inc.	Monthly	—	(807)
GBP	49,759	01/06/23	Goldman Sachs	Avast PLC	1.67%	Monthly	—	(4,755)
CAD	13,216	01/06/23	Goldman Sachs	Shaw Communications, Inc.	2.71%	Monthly	—	(1,264)
USD	545,327	02/10/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(3,319)
USD	135,021	02/10/23	Goldman Sachs	(1.27)%	Columbia Banking System, Inc.	Monthly	—	(4,485)
CAD	34,636	02/10/23	Goldman Sachs	Shaw Communications, Inc.	2.71%	Monthly	—	(3,312)
USD	142,184	02/24/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(865)
USD	52,210	02/24/23	Goldman Sachs	(1.27)%	Columbia Banking System, Inc.	Monthly	—	(1,734)
CAD	9,699	02/24/23	Goldman Sachs	Shaw Communications, Inc.	2.71%	Monthly	—	(927)
USD	180,635	03/02/23	Goldman Sachs	First Horizon Corp.	2.02%	Monthly	2,475	(1,352)
USD	220,216	03/02/23	Goldman Sachs	Meritor, Inc	2.02%	Monthly	—	(422)
USD	24,971	03/07/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(152)
USD	154,054	04/21/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(938)
USD	68,566	04/28/23	Goldman Sachs	(1.28)%	New York Community Bancorp.	Monthly	—	(8,408)
USD	68,566	05/01/23	Goldman Sachs	(1.28)%	New York Community Bancorp.	Monthly	—	(8,408)
USD	234,469	05/19/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(1,427)
USD	676,300	06/16/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(4,117)
USD	1,684,145	07/13/23	Goldman Sachs	(1.27)%	Columbia Banking System, Inc.	Monthly	—	(95,432)
USD	51,826	07/13/23	Goldman Sachs	(1.27)%	NortonLifeLock, Inc.	Monthly	—	(3,735)
GBP	455,033	07/13/23	Goldman Sachs	Avast PLC	1.67%	Monthly	—	(39,036)
USD	118,853	07/14/23	Goldman Sachs	(1.80)%	NortonLifeLock, Inc.	Monthly	—	(9,561)
GBP	1,051,245	07/14/23	Goldman Sachs	Avast PLC	1.67%	Monthly	—	(104,794)
USD	1,407,968	07/25/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(15,217)
USD	2,878,372	07/26/23	Goldman Sachs	(1.27)%	Vanguard FTSE Emerging Market	Monthly	—	(45,886)
USD	49,210,786	10/24/22	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	(707,165)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$12,177,185	10/24/22	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	$—	$(506,856)
USD	47,737,352	10/24/22	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	(187,601)
USD	16,809	12/12/22	JPMorgan Chase	(1.18)%	CBTX, Inc.	Monthly	—	(2,102)
USD	12,968	03/10/23	JPMorgan Chase	(1.18)%	NortonLifeLock, Inc.	Monthly	—	(1,406)
USD	115,734	03/10/23	JPMorgan Chase	(1.18)%	New York Community Bancorp.	Monthly	—	(14,191)
USD	29,656	03/10/23	JPMorgan Chase	(1.18)%	CBTX, Inc.	Monthly	—	(3,708)
GBP	116,008	03/10/23	JPMorgan Chase	Avast PLC	1.54%	Monthly	—	(8,686)
USD	30,158	03/24/23	JPMorgan Chase	(1.22)%	New York Community Bancorp.	Monthly	—	(3,698)
USD	5,502	03/24/23	JPMorgan Chase	(1.22)%	CBTX, Inc.	Monthly	—	(688)
USD	2,169	03/24/23	JPMorgan Chase	(1.22)%	NortonLifeLock, Inc.	Monthly	—	(235)
GBP	19,203	03/24/23	JPMorgan Chase	Avast PLC	1.54%	Monthly	—	(1,251)
USD	193,114	08/14/23	JPMorgan Chase	(1.18)%	CBTX, Inc.	Monthly	—	(26,569)
USD	181,030	08/14/23	JPMorgan Chase	(1.88)%	CBTX, Inc.	Monthly	—	(28,749)
USD	551,381	10/24/22	Macquarie Bank Ltd.	(0.03)%	Bloomberg Agriculture Index	At Maturity	—	(17,269)
USD	36,718,227	10/24/22	Morgan Stanley	GC Intraday Momentum Index(e)	0.15%	At Maturity	—	(200,428)
USD	12,934,643	10/24/22	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	(5,500)
USD	48,941,703	10/24/22	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	(246,600)
USD	672,509	10/24/22	Societe Generale	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(44,469)
USD	950,782	10/24/22	Societe Generale	(0.03)%	Bloomberg Precious Metals Index	At Maturity	—	(39,842)
USD	30,730,756	10/24/22	Societe Generale	SGI VRR US Index(a)	1.53%	At Maturity	—	(956,910)
USD	20,523,844	10/24/22	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	(186,739)
							$2,475	$(7,300,819)
							$4,321	$(3,608,828)

(a) The index constituents are available on the counterparty’s website.

(b) The index constituents are available on the Fund’s website.

(c) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d) The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(e) The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

(f) The Index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

SEK = Swedish Krona

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded.Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$38,480,059	$10,577,528	$—		$49,057,587
Exchange-traded Funds	34,597,255	—	—		34,597,255
United States Treasury Obligations	—	59,265,715	—		59,265,715
Short-term Investments	46,619,977	7,108,081	—		53,728,058
	$119,697,291	$76,951,324	$—		$196,648,615

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$11,661	$—		$11,661
Futures Contracts	4,009,638	—	—		4,009,638
Swap Contracts	—	3,691,991	0	(1)	3,691,991

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$50,269	$—		$50,269
Futures Contracts	5,514,978	—	—		5,514,978
Swap Contracts	—	7,300,819	—		7,300,819

(1)	Includes a zero valued security.

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

During the period ended July 31, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (85.2%)
Advertising (0.8%)
$22,030	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	6.122	$21,468,830
4,464	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	6.122	4,349,293
					25,818,123
Aerospace & Defense (2.4%)
2,988	Amentum Government Services Holdings LLC, LIBOR 1M + 3.750%(1)	(B, B1)	01/29/27	6.122	2,906,274
4,750	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(1),(2)	(NR, NR)	01/31/28	11.000	4,536,250
6,000	Amentum Government Services Holdings LLC, LIBOR 6M + 7.500%(1)	(NR, NR)	12/07/29	10.010	5,730,000
11,507	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(1)	(B, B1)	02/15/29	4.777 - 5.597	11,201,524
4,360	Brown Group Holding, LLC, SOFR 1M + 3.750%(1)	(B+, B1)	07/02/29	6.077	4,280,323
9,269	Brown Group Holding, LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	06/07/28	4.872	8,944,410
2,478	Fly Funding II Sarl, LIBOR 3M + 1.140%(1)	(BB-, Ba3)	08/11/25	3.130	2,322,388
12,665	KKR Apple Bidco, LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	09/23/28	5.122	12,237,535
3,915	Peraton Corp., LIBOR 1M + 7.750%(1)	(NR, NR)	02/01/29	9.714	3,677,227
18,430	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	6.122	17,957,752
					73,793,683
Air Transportation (0.2%)
4,938	United Airlines, Inc., LIBOR 1M + 3.750%(1)	(BB-, Ba1)	04/21/28	6.533	4,772,711

Auto Parts & Equipment (3.6%)
4,172	Adient U.S. LLC, LIBOR 1M + 3.250%(1)	(BB+, Ba3)	04/10/28	5.622	4,054,840
13,872	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 4.500%(1)	(B, B2)	04/06/28	6.298	13,502,498
7,928	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B, B1)	04/30/26	5.622	7,656,486
3,054	CWGS Group, LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/03/28	4.499 - 4.872	2,723,208
13,651	Dayco Products LLC, LIBOR 3M + 4.250%(1)	(CCC, Caa2)	05/19/23	5.825	12,555,748
8,819	Dealer Tire LLC, LIBOR 1M + 4.250%(1)	(B-, B1)	12/12/25	6.622	8,637,164
3,999	Garrett LX I Sarl, LIBOR 3M + 3.250%(1),(2)	(B+, Ba2)	04/30/28	6.060	3,868,926
2,512	Gates Global LLC, LIBOR 1M + 2.500%(1)	(B+, Ba3)	03/31/27	4.872	2,428,556
1,984	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(1),(3)	(NR, Caa3)	03/02/26	12.372	1,959,638
2,699	Jason Group, Inc., LIBOR 1M + 6.000% Cash, 4.000% PIK(1),(3)	(NR, Caa1)	08/28/25	12.372	2,545,786
11,941	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1),(2)	(B, B2)	11/02/27	4.000	11,553,174
7,342	PAI Holdco, Inc., LIBOR 3M + 3.750%(1)	(B, B1)	10/28/27	6.556	6,974,719
6,201	RVR Dealership Holdings LLC, SOFR 3M + 3.750%(1)	(BB-, B1)	02/08/28	5.168	5,286,105
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(4)	(B, Ba3)	05/22/24	6.372	6,030,953
6,988	TI Group Automotive Systems LLC, EURIBOR 3M + 3.250%(1),(2),(5)	(BB+, Ba3)	12/16/26	3.250	6,626,413
5,743	TI Group Automotive Systems LLC, LIBOR 3M + 3.250%(1)	(BB+, Ba3)	12/16/26	5.500	5,604,080
9,708	U.S. Farathane LLC, LIBOR 3M + 4.250%(1),(2)	(CCC+, B2)	12/23/24	6.500	8,494,550
					110,502,844
Banking (0.5%)
13,690	Citco Funding LLC, LIBOR 3M + 2.500%(1)	(NR, Ba3)	09/28/23	4.750	13,450,493
2,940	Citco Funding LLC, LIBOR 3M + 3.250%(1),(2)	(NR, Ba3)	09/28/23	4.256	2,895,900
					16,346,393
Brokerage (0.1%)
2,103	RE/MAX International, Inc., LIBOR 1M + 2.500%(1)	(BB, Ba3)	07/21/28	4.875	1,998,268

Building & Construction (1.0%)
981	BrightView Landscapes, LLC, SOFR 1M + 3.250%(1)	(BB-, B1)	04/20/29	5.577	959,008
7,202	Latham Pool Products, Inc., SOFR 3M + 3.750%(1)	(BB-, B1)	02/23/29	5.230	6,895,867
6,543	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/31/25	8.872	6,411,817
13,541	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	5.380	13,191,632
70	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(6)	(B, B2)	10/29/27	4.000	67,439
2,980	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	4.750 - 6.806	2,853,068
					30,378,831
Building Materials (2.9%)
3,758	Chamberlain Group, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/03/28	5.872	3,509,879
14,470	Core & Main LP, LIBOR 3M + 2.500%(1)	(B+, Ba3)	07/27/28	4.800 - 5.269	14,013,218
17,922	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/12/28	5.249	15,367,856

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$3,652	Cornerstone Building Brands, Inc.(2),(7)	(B, B2)	08/01/28	0.000	$3,387,507
3,463	CPG International, Inc., SOFR 6M + 2.500%(1),(2)	(BB-, B1)	04/28/29	5.443	3,324,546
1,354	DiversiTech Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	12/22/28	6.000	1,270,227
281	DiversiTech Holdings, Inc., LIBOR 3M + 3.750%(1),(6)	(NR, B2)	12/22/28	3.750	263,464
5,097	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1),(2)	(BB-, Ba2)	02/14/27	4.370	4,943,741
9,824	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%, LIBOR 3M + 3.250%(1)	(B, B2)	01/31/28	5.622 - 6.056	9,078,640
1,663	LBM Acquisition LLC, LIBOR 1W + 3.750%(1)	(B-, B3)	12/17/27	7.121	1,435,008
7,545	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(1)	(B, B1)	04/29/29	6.109	6,902,212
5,856	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	12/28/27	5.527	5,232,041
13,124	SRS Distribution, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/02/28	6.306	12,549,713
2,014	SRS Distribution, Inc., SOFR 3M + 3.500%(1)	(B-, B2)	06/02/28	6.177	1,925,506
6,196	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/31/26	5.510	5,746,543
					88,950,101
Cable & Satellite TV (0.6%)
12,016	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	4.249	11,650,835
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(5)	(B+, B1)	01/31/29	3.000	6,702,621
					18,353,456
Chemicals (5.6%)
2,684	Aruba Investments, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	11/24/27	6.259	2,503,060
11,759	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(1)	(BB-, Ba3)	08/27/26	7.000	11,633,780
28,733	Atotech B.V., LIBOR 1M + 2.500%(1)	(B+, B1)	03/18/28	4.872	28,535,306
4,000	CeramTec AcquiCo GmbH, EURIBOR 2M + 3.750%(1),(5)	(B, B2)	03/16/29	3.750	3,814,775
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	12/29/28	10.000	1,904,836
3,950	CPC Acquisition Corp., LIBOR 3M + 3.750%(1)	(B, B3)	12/29/27	6.000	3,450,325
2,398	Eastman Chemical Co., LIBOR 1M + 5.250%(1),(2)	(B, B2)	11/01/28	7.622	2,223,681
1,307	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	09/21/23	5.000	1,117,128
1,091	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC+, Caa1)	09/21/23	7.759	912,205
6,599	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC+, Caa1)	09/21/23	7.759	5,518,090
4,599	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB, Ba2)	12/31/27	5.810	4,498,374
13,348	Hexion Holdings Corp., SOFR 3M + 4.500%(1)	(B, B2)	03/15/29	5.924	11,949,650
2,477	INEOS Styrolution U.S. Holding LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	01/29/26	5.122	2,359,039
11,025	Ineos U.S. Finance LLC, LIBOR 2M + 2.000%(1)	(BB, Ba2)	04/01/24	4.593	10,772,655
1,000	Lonza Group AG(7)	(B, B2)	07/03/28	0.000	873,750
9,099	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(1)	(B, B2)	01/03/29	7.054	8,530,632
8,574	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/02/26	4.760	8,343,041
403	New Arclin U.S. Holding Corp., LIBOR 3M + 1.000%(1),(6)	(B, B2)	10/02/28	1.000	378,700
2,750	New Arclin U.S. Holding Corp., LIBOR 1M + 3.750%(1)	(B, B2)	09/30/28	6.122	2,581,122
8,850	PMHC II, Inc., SOFR 3M + 4.250%(1)	(B-, B3)	04/23/29	6.977	7,688,438
11,414	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(1)	(B-, B3)	10/15/25	6.005 - 7.205	10,748,094
8,315	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	4.760	8,013,340
4,090	RelaDyne, Inc., SOFR 1M + 4.250%(1),(2)	(B, B2)	12/22/28	6.577	3,977,282
9,712	Starfruit Finco B.V, LIBOR 3M + 3.000%(1)	(B+, B2)	10/01/25	5.250	9,437,911
2,855	Tronox Finance LLC, LIBOR 3M + 2.250%, LIBOR 1M + 2.250%(1)	(BB, Ba2)	03/10/28	4.500 - 4.622	2,750,136
2,992	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(1)	(B-, B3)	10/28/24	5.750 - 6.306	2,867,184
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(4)	(CCC, Caa2)	10/27/25	9.825	3,839,029
4,030	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(1)	(B-, B3)	10/28/24	6.077	3,861,427
8,205	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B2)	08/12/24	6.250	7,210,342
2,198	Zep, Inc., LIBOR 3M + 8.250%(1),(2),(4)	(CCC-, Caa2)	08/11/25	10.500	1,923,409
					174,216,741
Diversified Capital Goods (1.8%)
9,715	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, B1)	01/02/26	6.872	9,666,305
7,307	DexKo Global, Inc. (Term Loan B), LIBOR 3M + 3.750%(1)	(B-, B1)	10/04/28	5.982	6,621,722
11,457	Dynacast International LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	07/22/25	6.006	10,383,251
1,366	Dynacast International LLC, LIBOR 3M + 9.000%(1),(2)	(CCC, Caa2)	10/22/25	10.506	1,216,077
3,797	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	6.622	3,510,438
4,961	Electrical Components International, Inc., PRIME + 7.500%(1),(2)	(B-, B2)	06/26/25	13.000	4,563,761
7,881	Filtration Group Corp., LIBOR 1M + 3.500%(1)	(B, B3)	10/21/28	5.872	7,606,909
2,647	GrafTech Finance, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	02/12/25	5.372	2,616,270

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Diversified Capital Goods (continued)
$8,874	Hayward Industries, Inc., LIBOR 1M + 2.500%(1)	(BB, B2)	05/30/28	4.872	$8,511,905
					54,696,638
Electric-Integrated (0.1%)
3,916	Pacific Gas & Electric Co., LIBOR 1M + 3.000%(1)	(BB-, B1)	06/23/25	5.375	3,792,055

Electronics (1.8%)
4,000	AQA Acquisition Holding, Inc., LIBOR 3M + 4.250%(1),(2)	(B, B3)	10/08/28	7.127	3,800,065
7,123	Bright Bidco B.V.(7)	(CCC, Caa3)	06/30/24	0.000	2,807,051
3,472	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(2)	(B-, B1)	12/02/24	5.750	3,419,843
7,631	EXC Holdings III Corp., LIBOR 3M + 7.500%(1),(2)	(CCC+, Caa1)	12/01/25	9.793	7,420,910
12,118	Idemia Group, LIBOR 3M + 4.250%(1)	(B-, B3)	01/09/26	7.043	11,451,551
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.500%(1),(5)	(B-, B3)	01/10/26	4.500	6,937,696
3,119	Infinite Bidco LLC, LIBOR 3M + 3.250%(1)	(B-, B2)	03/02/28	5.500	2,923,594
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	9.250	1,447,024
4,346	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	05/17/24	4.622	4,255,748
10,654	Mirion Technologies, Inc., LIBOR 6M + 2.750%(1)	(B, B1)	10/20/28	5.627	10,405,634
					54,869,116
Energy - Exploration & Production (0.1%)
2,750	CQP Holdco LP, LIBOR 3M + 3.750%(1)	(B+, B2)	06/05/28	6.000	2,678,470
15,323	PES Holdings LLC, 3.000% PIK(1),(3),(8)	(NR, Wr)	12/31/22	3.000	459,690
					3,138,160
Environmental (0.2%)
2,219	LRS Holdings, LLC, LIBOR 1M + 4.250%(1),(2)	(B, B3)	08/13/28	6.622	2,136,195
3,890	Patriot Container Corp., LIBOR 1M + 3.750%(1)	(CCC+, B2)	03/20/25	6.122	3,267,579
					5,403,774
Food & Drug Retailers (1.3%)
2,999	L1R HB Finance Ltd., EURIBOR 6M + 4.250%(1),(5)	(CCC+, Caa1)	09/02/24	4.250	1,773,626
2,999	L1R HB Finance Ltd., SONIA + 5.250%(1),(9)	(CCC+, Caa1)	09/02/24	6.217	2,214,811
12,629	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/27	6.000	12,191,299
5,736	Sharp Midco LLC, LIBOR 3M + 4.000%(1),(2)	(B-, B2)	12/31/28	6.250	5,506,200
14,922	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1),(2)	(B-, B2)	12/21/27	5.813	14,511,643
2,923	WOOF Holdings, Inc., LIBOR 3M + 7.250%(1),(2)	(CCC, Caa2)	12/21/28	9.313	2,777,145
					38,974,724
Food - Wholesale (0.9%)
12,527	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(1)	(B, B3)	07/31/28	5.436	11,859,937
704	AI Aqua Merger Sub, Inc. (Delayed Draw Term loan)(7)	(B, B3)	07/31/28	0.000	667,051
3,096	AI Aqua Merger Sub, Inc. (Term Loan B)(7)	(B, B3)	07/31/28	0.000	2,935,026
2,000	Froneri International Ltd.(5),(7)	(B+, B1)	01/29/27	0.000	1,892,470
2,272	Sycamore Buyer LLC(7)	(BB+, Ba3)	09/24/28	0.000	2,219,047
4,214	UTZ Quality Foods, LLC, LIBOR 1M + 3.000%(1)	(B, B1)	01/20/28	5.372	4,098,530
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.500%(1),(4),(5)	(B, B2)	01/31/25	5.500	4,639,406
					28,311,467
Gaming (2.1%)
18,887	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	5.122	18,512,644
7,704	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(4)	(B-, Caa1)	07/08/24	6.372	7,506,773
11,315	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(1)	(B, B2)	01/27/29	6.327	10,821,695
1,418	GVC Holdings (Gibraltar) Ltd., LIBOR 3M + 2.250%(1)	(BB, Ba1)	03/16/27	3.743	1,376,807
8,974	Scientific Games Holdings LP, SOFR 3M + 3.500%(1)	(B+, B2)	04/04/29	5.617	8,600,157
6,421	Scientific Games International, Inc., SOFR 1M + 3.000%(1)	(BB, Ba3)	04/14/29	5.044	6,289,967
3,387	Stars Group Holdings B.V. (The)(7)	(BBB-, Ba1)	07/21/26	0.000	3,327,978
9,329	Twin River Worldwide Holdings, Inc., LIBOR 1M + 3.250%(1)	(BB-, Ba2)	10/02/28	5.048	8,871,650
					65,307,671
Gas Distribution (0.4%)
2,494	BCP Renaissance Parent LLC, SOFR 1M + 3.500%(1)	(B+, B2)	10/31/26	5.554	2,435,337
8,872	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(1)	(B+, B3)	09/27/24	5.950	8,757,173
					11,192,510
Health Facilities (0.9%)
1,416	Bausch & Lomb, Inc., SOFR 1M + 3.250%(1)	(B, B1)	05/10/27	4.549	1,346,146
798	Bayou Intermediate II, LLC, LIBOR 3M + 4.500%(1),(2)	(B-, B2)	08/02/28	5.786	774,055

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities (continued)
$3,786	EyeCare Partners, LLC, LIBOR 3M + 3.750%(1)	(B, B2)	02/18/27	6.000	$3,533,793
15,884	Insulet Corp., LIBOR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	5.622	15,592,468
7,312	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.750%(1)	(B, B3)	04/21/27	6.122	6,905,438
763	Resonetics, LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/28/28	6.806	733,582
					28,885,482
Health Services (5.7%)
2,512	ADMI Corp., LIBOR 1M + 2.750%(1)	(B, B2)	04/30/25	5.122	2,361,048
13,977	ADMI Corp., LIBOR 1M + 3.375%(1)	(B, B2)	12/23/27	5.747	12,953,883
3,188	Athenahealth, Inc., LIBOR 3M + 3.500%(1),(6)	(B-, B2)	02/15/29	3.500	3,048,243
18,812	Athenahealth, Inc., SOFR 1M + 3.500%(1)	(B-, B2)	02/15/29	5.653	17,984,637
9,288	Cambrex Corp., SOFR 1M + 3.600%(1)	(B, B2)	12/04/26	5.927	9,044,499
4,852	Carestream Health, Inc., LIBOR 3M + 7.250%(1)	(B-, B1)	05/08/23	9.500	4,828,732
974	Confluent Health, LLC (Delayed Draw Term Loan), LIBOR 1M + 4.000%(1),(6)	(B-, B3)	11/30/28	6.372	919,552
4,517	Confluent Health, LLC (Term Loan B), LIBOR 1M + 4.000%(1)	(B-, B3)	11/30/28	6.372	4,265,226
14,901	KUEHG Corp., LIBOR 3M + 3.750%(1)	(B-, B2)	02/21/25	6.000	14,354,563
6,833	Learning Care Group, Inc., LIBOR 1M + 3.250%, LIBOR 3M + 3.250%(1)	(B-, B2)	03/13/25	5.622 - 6.056	6,499,122
3,011	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	12/17/29	9.122	2,703,841
3,000	Pearl Intermediate Parent LLC, LIBOR 1M + 6.250%(1)	(CCC+, Caa2)	02/13/26	8.622	2,936,250
6,946	PetVet Care Centers, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/14/25	5.872	6,688,126
1,422	PetVet Care Centers, LLC, SOFR 1M + 5.000%(1)	(B, B2)	02/14/25	7.125	1,365,415
4,389	PointClickCare Technologies, Inc., SOFR 3M + 4.000%(1),(2)	(B, B2)	12/29/27	4.775	4,323,165
8,063	PointClickCare Technologies, Inc., LIBOR 6M + 3.000%(1)	(B, B2)	12/29/27	5.938	7,882,066
15,517	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	07/09/25	6.412 - 6.509	14,267,067
1,284	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(1),(6)	(B-, B3)	03/16/28	4.500	1,229,157
7,332	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(1)	(B-, B3)	03/16/28	6.750	7,020,375
3,930	Select Medical Corp., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	03/06/25	4.880	3,851,651
708	Signify Health LLC, LIBOR 3M + 3.250%(1)	(B+, B1)	06/22/28	6.127	681,250
2,200	Southern Veterinary Partners LLC, LIBOR 1M + 7.750%(1)	(CCC, Caa2)	10/05/28	10.122	2,109,250
12,574	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	10/05/27	6.372	12,028,688
1,644	TTF Holdings LLC, LIBOR 1M + 4.000%(1),(2)	(B+, B2)	03/31/28	6.375	1,594,535
21,273	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(1)	(B-, B3)	12/15/27	7.563	20,028,709
859	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 3M + 4.500%(1),(6)	(B-, B3)	08/18/28	7.306	790,008
8,020	Western Dental Services, Inc. (Term Loan B), LIBOR 3M + 4.500%(1)	(B-, B3)	08/18/28	5.281	7,378,210
1,973	Women’s Care Enterprises LLC, LIBOR 6M + 4.500%(1)	(B-, B2)	01/15/28	7.871	1,857,162
					174,994,430
Hotels (0.3%)
5,000	Compass III Ltd., EURIBOR 3M + 4.000%(1),(5)	(B, B2)	05/09/25	4.063	4,977,165
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(5)	(CCC, Caa2)	05/08/26	9.000	3,001,594
					7,978,759
Insurance Brokerage (3.4%)
12,191	Acrisure, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	5.872	11,629,645
1,882	Acrisure, LLC, LIBOR 1M + 4.250%(1)	(B, B2)	02/15/27	6.622	1,825,959
3,766	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	5.622	3,651,933
10,205	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/06/27	5.656	9,881,637
5,645	AmWINS Group, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/19/28	4.622	5,483,913
998	AssuredPartners, Inc., SOFR 1M + 3.500%(1)	(B, B2)	02/12/27	5.872	952,613
4,918	AssuredPartners, Inc. (2020 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	5.872	4,694,966
2,813	AssuredPartners, Inc. (2021 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	5.872	2,684,279
12,291	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	5.547 - 5.766	12,016,433
15,991	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	5.782 - 5.982	15,689,674
7,167	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(5)	(B, B2)	11/12/27	3.500	6,796,643
22,226	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	5.622	21,160,798
9,226	Ryan Specialty Group LLC, SOFR 1M + 3.000%(1)	(BB-, B1)	09/01/27	5.427	9,002,634
					105,471,127
Investments & Misc. Financial Services (5.3%)
10,239	AllSpring Buyer LLC, LIBOR 3M + 3.250%(1)	(BB-, Ba2)	11/01/28	5.563	10,005,177

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(4)	(CCC-, Caa2)	04/03/24	6.250	$6,864,423
7,714	Ankura Consulting Group, LLC, LIBOR 1M + 4.500%(1)	(B-, B2)	03/17/28	6.941	7,424,505
4,763	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(1)	(CCC, Caa2)	08/02/29	8.813	4,334,048
13,502	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(1),(2)	(B-, B2)	08/02/28	5.813	12,927,761
11,702	Cowen, Inc., LIBOR 3M + 3.250%(1),(2)	(BB-, B1)	03/24/28	4.635	11,380,633
5,473	CTC Holdings, LP, SOFR 3M + 5.000%(1),(2)	(B+, B1)	02/20/29	6.418	5,253,859
14,494	Deerfield Dakota Holding, LLC, SOFR 1M + 3.750%(1)	(B-, B2)	04/09/27	6.077	14,095,615
11,543	Ditech Holding Corp.(2),(8),(10)	(NR, NR)	06/30/22	0.000	1,385,146
1,215	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	6.122	1,196,875
14,219	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	4.372	13,969,840
884	Focus Financial Partners LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/30/28	4.872	864,860
13,500	Galaxy US Opco, Inc., SOFR 1M + 4.750%(1)	(B-, B3)	04/29/29	7.077	12,774,375
20,972	Hudson River Trading LLC, SOFR 1M + 3.000%(1)	(BB-, Ba2)	03/20/28	5.441	20,013,359
14,121	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	5.122	13,870,773
7,454	Jump Financial, LLC, LIBOR 3M + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	6.816	7,099,725
2,097	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	06/03/26	6.510	2,021,432
499	KREF Holdings X LLC, LIBOR 1M + 3.500%(1),(2)	(BB-, Ba2)	09/01/27	5.375	487,525
915	Mariner Wealth Advisors LLC (Delayed Draw Term Loan), SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	6.070	879,932
6,398	Mariner Wealth Advisors LLC (Term Loan B), SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	6.070	6,150,273
2,330	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1),(2)	(B, Ba3)	04/30/24	6.500	2,143,643
8,235	VFH Parent LLC, SOFR 1M + 3.000%(1)	(B+, Ba3)	01/13/29	5.201	7,964,068
					163,107,847
Life Insurance (0.0%)
1,096	Vida Capital, Inc., LIBOR 1M + 6.000%(1)	(CCC+, B2)	10/01/26	8.372	863,334

Machinery (2.5%)
5,730	19th Holdings Golf, LLC, SOFR 1M + 3.250%(1),(2)	(B, B1)	02/07/29	5.078	5,350,388
4,767	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	5.955	4,639,351
2,841	Alloy Finco Ltd., SONIA + 6.750%(1),(9)	(NR, Caa2)	03/06/24	7.939	3,284,631
3,347	Alloy Finco Ltd., LIBOR 1M + 6.500%(1)	(NR, Caa2)	03/06/24	8.872	3,164,741
3,942	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(2),(3),(9)	(NR, NR)	03/06/25	15.948	4,772,586
4,275	Alloy Finco Ltd. (USD Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(3),(4)	(NR, NR)	03/06/25	14.000	4,253,149
8,093	AZZ, Inc., SOFR 1M + 4.250%(1)	(B, Ba3)	05/13/29	6.677 - 6.977	7,917,946
6,499	CMBF LLC (Term Loan), LIBOR 1M + 6.000%(1),(2)	(B, B3)	08/02/28	7.872	5,946,513
10,421	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	11/17/25	5.213	10,004,067
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2),(4)	(CCC+, Caa2)	11/16/26	9.963	1,522,398
3,264	Engineered Machinery Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B1)	05/19/28	6.000	3,127,065
356	Griffon Corp., SOFR 1M + 2.750%(1)	(BB, Ba2)	01/24/29	5.107	348,035
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(4)	(CCC+, Caa2)	09/06/26	9.122	3,418,646
10,825	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	5.872	10,098,320
1,267	LTI Holdings, Inc. (2019 Term Loan), LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	7.122	1,197,345
2,375	LTI Holdings, Inc. (2021 First Lien Delayed Draw Term loan), LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	7.122	2,253,281
2,363	LTI Holdings, Inc. (2021 First Lien Term Loan), LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	7.122	2,242,015
219	Pro Mach Group, Inc., LIBOR 3M + 4.000%(1),(6)	(B-, B1)	08/31/28	4.000	212,406
4,365	Pro Mach Group, Inc., LIBOR 1M + 4.000%(1)	(B-, B1)	08/31/28	6.372	4,239,495
					77,992,378
Media - Diversified (0.4%)
12,681	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(2)	(B+, B1)	03/10/28	4.713	12,458,982

Media Content (0.3%)
1,102	Diamond Sports Group, LLC, SOFR 1M + 3.250%(1)	(CCC+, Caa2)	08/24/26	5.036	224,303
8,838	Recorded Books, Inc., LIBOR 3M + 4.000%(1)	(B-, B3)	08/29/25	6.003	8,631,915
					8,856,218
Medical Products (2.0%)
7,335	CryoLife, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	06/01/27	5.750	6,968,300
3,689	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	6.750	3,190,905
7,165	Femur Buyer, Inc., LIBOR 3M + 5.500%(1),(2)	(NR, NR)	03/05/24	7.750	5,904,833
5,187	Maravai Intermediate Holdings, LLC, SOFR 3M + 3.000%(1)	(B+, B1)	10/19/27	5.553	5,102,744

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Medical Products (continued)
$20,199	Medline Borrower LP, LIBOR 1M + 3.250%(1)	(B+, B1)	10/23/28	5.622	$19,340,902
18,776	Sotera Health Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	12/11/26	5.122	18,205,100
3,123	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	6.122	2,902,085
					61,614,869
Metals & Mining - Excluding Steel (0.0%)
6,745	Noranda Aluminum Acquisition Corp.(2),(8),(10)	(NR, Wr)	02/28/19	0.000	17,199

Oil Refining & Marketing (0.4%)
12,878	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(5)	(B-, B3)	02/07/25	4.000	12,222,620

Packaging (1.5%)
4,295	Altium Packaging LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	02/03/28	5.122	4,088,776
3,838	Anchor Glass Container Corp., LIBOR 3M + 2.750%, LIBOR 1M + 2.750%(1)	(CCC+, Caa1)	12/07/23	5.098 - 5.122	3,088,939
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(4)	(CCC-, Caa3)	12/07/24	10.098	858,778
2,920	Anchor Glass Container Corp., LIBOR 1M + 5.000%(1)	(CCC+, Caa1)	12/07/23	7.372	2,331,983
16,557	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(1)	(B-, B3)	11/03/25	4.500 - 6.035	15,826,844
3,291	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	5.622	3,201,232
2,294	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(4)	(CCC, Caa3)	11/01/24	5.036	1,789,433
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(4)	(CC, C)	10/31/25	9.036	2,187,500
5,445	Technimark Holdings LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/09/29	5.906	5,127,393
9,844	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	5.622	9,356,590
					47,857,468
Packaging & Containers (0.1%)
4,079	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	5.625	3,959,683

Personal & Household Products (2.6%)
1,893	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(1)	(CCC+, Caa1)	12/20/29	8.427	1,743,970
28,653	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(1)	(B, B1)	09/27/24	5.622	28,192,321
7,463	ABG Intermediate Holdings 2 LLC, SOFR 1M + 3.500%(1)	(B, B1)	12/21/28	5.927	7,216,016
2,083	Anticimex International AB, LIBOR 3M + 4.000%(1)	(B, B2)	11/16/28	5.598	2,024,140
6,654	Anticimex International AB, LIBOR 3M + 3.500%(1)	(B, B2)	11/16/28	5.098	6,435,071
3,193	Fender Musical Instruments Corp., SOFR 1M + 4.000%(1)	(B, B2)	12/01/28	5.828	3,049,540
8,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B, B3)	10/31/23	5.250	7,032,646
6,180	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B, B3)	10/31/23	5.250	5,432,719
8,360	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	06/01/28	5.625	7,723,870
1,668	Olaplex, Inc., SOFR 3M + 3.750%(1),(2)	(BB-, B1)	02/23/29	6.391	1,617,618
3,621	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B, B2)	08/10/23	9.499	3,536,905
6,436	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B-, Caa2)	08/10/23	9.499	4,283,933
2,743	Spectrum Brands, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba1)	03/03/28	4.380	2,643,620
					80,932,369
Pharmaceuticals (1.7%)
2,509	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	9.777	2,420,831
8,561	Alkermes, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, Ba3)	03/12/26	4.660	8,197,485
15,500	Bausch Health Companies, Inc., SOFR 1M + 5.250%(1)	(BB-, B2)	02/01/27	7.174	13,088,665
9,308	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B1)	08/15/26	5.872	9,029,128
7,524	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 5.000%(1)	(CC, Caa2)	03/27/28	7.375	6,090,078
15,658	Jazz Financing Lux Sarl, LIBOR 1M + 3.500%(1)	(BB-, Ba2)	05/05/28	5.872	15,331,874
					54,158,061
Real Estate Development & Management (0.1%)
4,936	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	06/01/26	5.872	4,689,568

Real Estate Investment Trusts (0.6%)
2,450	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(1),(2)	(BB-, Ba2)	04/23/26	5.122	2,388,978
4,536	Blackstone Mortgage Trust, Inc., SOFR 1M + 3.500%(1),(2)	(BB-, Ba2)	05/09/29	5.827	4,467,679
8,984	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(1),(2)	(B+, Ba3)	08/09/26	6.328	8,781,718
3,557	Starwood Property Trust, Inc., LIBOR 1M + 3.250%(1),(2)	(BB, Ba2)	07/26/26	5.622	3,477,046
					19,115,421
Recreation & Travel (1.4%)
12,840	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B, B2)	08/17/28	5.872	12,433,721
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1)	(CCC-, Caa3)	09/04/26	9.325	1,960,000
6,995	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	09/05/25	5.325	6,439,590

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (continued)
$1,249	Crown Finance U.S., Inc., LIBOR 3M + 2.500%, LIBOR 6M + 2.500%(1)	(CCC, Caa2)	02/28/25	4.750 - 5.377	$808,110
4,728	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(1)	(CCC, Caa2)	09/30/26	4.250	2,910,185
7,877	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	7.377	5,513,668
5,773	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	10.057	5,903,093
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	9.536	2,045,000
3,980	Richmond UK Bidco Ltd., SONIA + 4.250%(1),(9)	(B, B2)	03/03/24	5.473	4,516,400
1,990	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	08/25/28	5.375	1,903,530
					44,433,297
Restaurants (3.1%)
9,810	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	4.122	9,533,926
21,058	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(1)	(B, B2)	12/01/28	6.622	19,680,815
5,055	Fogo De Chao, Inc., LIBOR 1M + 4.250%(1),(4)	(B-, Caa1)	04/07/25	6.622	4,851,366
13,220	IRB Holding Corp., LIBOR 1M + 2.750%(1)	(B+, B2)	02/05/25	5.122	12,925,977
7,388	IRB Holding Corp., SOFR 1M + 3.150%(1)	(B+, B2)	12/15/27	4.874	7,104,928
1,529	K-Mac Holdings Corp., LIBOR 1M + 6.750%(1),(2)	(CCC, Caa2)	07/30/29	9.122	1,406,680
9,360	K-Mac Holdings Corp., LIBOR 1M + 3.500%(1)	(B-, B2)	07/21/28	5.872	8,798,146
6,919	Miller’s Ale House, Inc., LIBOR 3M + 4.750%, PRIME + 3.750%(1),(2),(4)	(CCC+, Caa1)	05/30/25	7.178 - 9.250	6,564,334
14,006	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	5.872	13,206,194
13,005	Whatabrands LLC, LIBOR 1M + 3.250%(1)	(B, B2)	08/03/28	5.622	12,425,926
					96,498,292
Software - Services (15.3%)
14,767	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	5.250	14,530,669
442	Applied Systems, Inc., LIBOR 3M + 5.500%(1)	(CCC, Caa2)	09/19/25	7.750	432,528
3,731	AQA Acquisition Holding, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	03/03/28	6.622	3,585,006
10,813	Aston FinCo Sarl, LIBOR 1M + 4.250%(1)	(B-, B2)	10/09/26	6.622	10,252,230
12,666	Astra Acquisition Corp., LIBOR 1M + 5.250%(1)	(B-, B2)	10/25/28	7.622	10,787,187
10,208	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	5.372	9,977,990
5,697	Cardinal Parent, Inc., LIBOR 1M + 4.500%(1)	(B-, B2)	11/12/27	6.759	5,404,554
1,018	CCC Intelligent Solutions, Inc., LIBOR 3M + 2.250%(1)	(B, B1)	09/21/28	4.500	992,592
14,191	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	04/30/25	4.166	13,756,501
4,301	Cloudera, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/08/28	6.122	4,083,029
2,758	CommerceHub, Inc., LIBOR 3M + 7.000%(1),(2)	(CCC, Caa2)	12/29/28	9.250	2,206,085
6,827	CommerceHub, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	12/29/27	6.250	6,138,601
6,429	ConnectWise, LLC, LIBOR 3M + 3.500%(1)	(NR, B2)	09/29/28	5.750	6,165,778
9,828	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	6.575	9,475,587
500	Cornerstone On Demand, Inc.(7)	(B-, B2)	10/16/28	0.000	468,283
11,976	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	6.372	11,627,671
2,083	DCert Buyer, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	02/19/29	9.372	1,970,640
9,182	E2open, LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/04/28	4.835	8,969,775
6,550	EAB Global, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(1)	(B-, B2)	08/16/28	5.872 - 6.306	6,267,285
5,446	Endure Digital, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/10/28	5.291	5,019,637
2,580	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	10.122	2,547,750
7,673	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	5.622	7,335,351
3,474	EverCommerce, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	07/06/28	5.622	3,357,953
28,893	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(1)	(B-, B2)	06/13/24	6.871	27,070,609
14,232	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(1)	(CCC, Caa2)	06/13/25	8.489	12,604,293
506	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	5.122	493,304
23,157	Flexera Software LLC, LIBOR 3M + 3.750%(1)	(B-, B1)	03/03/28	5.370	22,491,565
16,498	GHX Ultimate Parent Corp., LIBOR 6M + 3.250%(1)	(B, B2)	06/28/24	6.127	15,968,668
9,288	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	5.872	9,136,984
4,938	IGT Holding IV AB, LIBOR 3M + 3.400%(1)	(B, B2)	03/31/28	5.650	4,801,719
7,048	II-VI, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba2)	07/02/29	4.463	6,877,926
7,486	Instructure Holdings, Inc., LIBOR 6M + 2.750%(1),(2)	(NR, B1)	10/30/28	6.121	7,317,599
950	MA FinanceCo., LLC, LIBOR 3M + 4.250%(1),(2)	(BB-, B1)	06/05/25	5.915	838,375
700	Marcel LUX IV Sarl, SOFR 1M + 4.000%(1),(2)	(BB-, B1)	12/31/27	5.635	684,168
780	Marcel LUX IV Sarl, SOFR 1M + 3.250%(1),(2)	(BB-, B1)	03/15/26	5.577	762,817
5,862	Mitnick Corporate Purchaser, Inc., SOFR 3M + 4.750%(1)	(B-, B3)	05/02/29	5.924	5,710,250
7,366	NAB Holdings LLC, SOFR 3M + 3.000%(1)	(B+, B1)	11/23/28	5.204	7,041,740
697	Navicure, Inc., LIBOR 1M + 4.000%(1),(2)	(B-, B2)	10/22/26	6.372	679,132
25,982	Polaris Newco LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	06/02/28	6.372	24,750,939
18,709	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	6.380	18,288,163
5,434	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	5.872	5,178,528
1,393	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	05/30/26	5.872	1,327,449

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$8,423	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/03/28	5.622	$8,071,270
17,937	Proofpoint, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	08/31/28	4.825	17,271,607
11,630	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(1)	(B-, B2)	02/01/29	5.780	10,365,296
4,231	RCP Vega, Inc., LIBOR 1M + 4.750%(1),(2)	(B, B2)	04/30/26	7.122	4,146,821
17,583	RealPage, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/24/28	5.372	16,958,179
9,253	Redstone Buyer LLC, LIBOR 3M + 4.750%(1)	(B-, B2)	04/27/28	7.533	7,887,905
1,600	Rinchem Company, Inc., SOFR 3M + 4.500%(1),(2)	(B-, B3)	03/02/29	6.654	1,516,000
8,731	Seattle Spinco, Inc., SOFR 1M + 4.000%(1),(2)	(BB-, B1)	02/26/27	6.253	7,661,836
11,116	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1),(2)	(BB-, B1)	06/21/24	5.122	10,365,897
3,761	SkillSoft Corp., SOFR 1M + 5.250%(1)	(B-, B2)	07/14/28	7.051	3,562,417
815	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	4.122	798,453
852	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	4.122	834,609
12,186	Storable, Inc., SOFR 3M + 3.500%, SOFR 1M + 3.500%(1)	(B, B2)	04/17/28	5.554 - 6.078	11,652,935
9,505	Turing Midco LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	03/23/28	5.122	9,306,114
975	Ultimate Software Group, Inc. (The)(7)	(CCC, Caa1)	05/03/27	0.000	939,832
6,327	Ultimate Software Group, Inc. (The), LIBOR 3M + 3.250%(1)	(B-, B1)	05/04/26	5.535	6,150,012
13,567	Ultimate Software Group, Inc. (The), LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	6.122	13,227,684
1,839	Vaco Holdings, LLC, SOFR 3M + 5.000%(1),(2)	(B, B2)	01/21/29	7.204	1,806,426
2,107	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	3.798	2,080,756
2,467	Virtusa Corp., SOFR 1M + 3.750%(1)	(B, B2)	02/15/29	6.177	2,369,480
8,623	Virtusa Corp., LIBOR 1M + 3.750%(1),(2)	(B, B2)	02/11/28	6.122	8,310,411
10,544	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	5.372	10,319,506
					472,980,356
Specialty Retail (0.5%)
13,588	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	5.372	13,262,711
3,928	Restoration Hardware, Inc., LIBOR 1M + 2.500%(1)	(BB, Ba3)	10/20/28	4.872	3,569,154
					16,831,865
Steel Producers/Products (0.5%)
3,584	Grinding Media, Inc., LIBOR 3M + 4.000%(1),(2)	(B, B2)	10/12/28	4.796	3,360,149
11,572	Zekelman Industries, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba3)	01/24/27	4.185	11,210,108
					14,570,257
Support - Services (5.0%)
16,646	Allied Universal Holdco LLC, LIBOR 1M + 3.750%(1)	(B, B2)	05/12/28	6.122	15,593,943
4,054	Centuri Group, Inc., LIBOR 3M + 2.500%(1)	(B+, Ba2)	08/27/28	4.075	3,918,947
21,006	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	4.872	20,795,876
7,940	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	06/02/28	5.875	6,719,225
9,989	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B-, B3)	07/31/26	6.575	9,636,651
3,680	LaserShip, Inc., LIBOR 6M + 7.500%(1),(2)	(CCC, Caa2)	05/07/29	10.377	3,127,668
9,935	LaserShip, Inc., LIBOR 6M + 4.500%(1)	(B-, B2)	05/07/28	7.377	8,454,664
13,067	Nuvei Technologies Corp., LIBOR 1M + 2.500%(1),(2)	(BB-, Ba3)	09/29/25	4.872	12,854,199
3,482	PODS, LLC, LIBOR 1M + 3.000%(1)	(B, B2)	03/31/28	5.372	3,348,242
3,116	Savage Enterprises LLC, LIBOR 1M + 3.250%(1),(2)	(BB-, B1)	09/15/28	5.510	3,084,359
11,095	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	5.622	10,781,279
706	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	09/03/26	6.122	688,581
14,977	SRAM, LLC, LIBOR 1M + 2.750%, LIBOR 3M + 2.750%(1)	(BB-, B1)	05/18/28	5.122 - 5.556	14,440,839
10,974	Tempo Acquisition LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	08/31/28	5.327	10,782,175
3,025	TruGreen LP, LIBOR 1M + 8.500%(1),(2)	(CCC+, Caa1)	11/02/28	10.750	2,873,750
4,417	Waterlogic Holdings Ltd., LIBOR 1M + 4.750%(1)	(B, B3)	08/04/28	7.122	4,361,859
14,030	White Cap Buyer LLC, SOFR 1M + 3.750%(1)	(B, B2)	10/19/27	6.077	13,443,834
11,779	Wrench Group LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/30/26	6.250	11,337,717
					156,243,808
Tech Hardware & Equipment (0.9%)
9,617	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B, B3)	05/25/28	5.825	9,029,150
1,956	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B+, Ba3)	05/25/28	5.825	1,836,437
5,791	CommScope, Inc., LIBOR 1M + 3.250%(1),(2)	(B, B1)	04/06/26	5.622	5,465,566
10,097	Ingram Micro, Inc., LIBOR 3M + 3.500%(1),(2)	(BB-, B1)	06/30/28	5.750	9,932,486
869	Vertiv Group Corp., LIBOR 1M + 2.750%(1)	(BB-, B1)	03/02/27	4.548	830,031
					27,093,670

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireless (0.8%)
$3,947	CCI Buyer, Inc., LIBOR 3M + 4.000%(1)	(B-, B1)	12/17/27	6.250	$3,749,757
6,425	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	5.313	6,198,864
10,047	MetroNet Systems Holdings, LLC, SOFR 1M + 3.750%(1)	(B, B2)	06/02/28	5.695	9,620,135
7,199	Xplornet Communications, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/02/28	6.372	6,429,580
					25,998,336
Telecom - Wireline Integrated & Services (0.8%)
1,964	Altice France S.A., LIBOR 3M + 4.000%(1)	(B, B2)	08/14/26	5.411	1,872,772
6,228	Altice France S.A., LIBOR 3M + 3.688%(1)	(B, B2)	01/31/26	6.200	5,895,633
3,769	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	4.122	3,635,170
5,614	Numericable Group S.A., LIBOR 3M + 2.750%(1)	(B, B2)	07/31/25	5.556	5,266,982
2,244	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	5.870	2,109,746
2,762	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	6.210	2,658,429
4,489	Zacapa Sarl(7)	(B-, B2)	03/22/29	0.000	4,282,559
					25,721,291
Theaters & Entertainment (2.4%)
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2),(4)	(BB-, B3)	05/08/25	4.880	4,707,522
11,210	Technicolor Creative Studios(2),(5),(7)	(NR, NR)	07/27/29	0.000	10,630,154
8,798	Technicolor S.A., EURIBOR 6M + 3.000% Cash, 3.000% PIK(1),(3),(5)	(CCC, Caa3)	12/31/24	6.000	8,836,579
1,315	Technicolor S.A., LIBOR 1M + 6.000% Cash, 6.000% PIK(1),(2),(3)	(B, Caa1)	06/30/24	14.259	1,328,319
1,947	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(3)	(CCC, Caa3)	12/31/24	7.038	1,917,878
7,979	TopGolf International, Inc., LIBOR 1M + 6.250%(1)	(B, B3)	02/09/26	8.509	7,905,811
16,060	UFC Holdings LLC, LIBOR 3M + 2.750%(1)	(B, B2)	04/29/26	5.520	15,581,342
24,405	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	5.130	23,484,993
					74,392,598
Trucking & Delivery (0.3%)
7,105	American Trailer World Corp., SOFR 1M + 3.750%(1)	(B, B3)	03/03/28	6.177	6,191,103
1,845	Odyssey Logistics & Technology Corp., LIBOR 3M + 4.000%(1)	(B, B2)	10/12/24	6.806	1,778,294
					7,969,397
TOTAL BANK LOANS (Cost $2,802,537,644)					2,638,726,248

CORPORATE BONDS (8.2%)
Auto Parts & Equipment (0.1%)
2,000	TI Automotive Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(5),(11)	(B+, B3)	04/15/29	3.750	1,608,130

Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 104.31)(11)	(BB-, Ba3)	06/15/25	8.625	2,054,657

Building Materials (0.1%)
2,860	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(11)	(CCC, Caa1)	08/01/29	6.750	1,954,624

Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(11)	(BB, Ba3)	11/15/31	4.500	847,455
12,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	10,888,500
					11,735,955
Chemicals (0.4%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(B, B2)	05/15/28	4.750	3,358,630
4,750	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(11),(12)	(CCC+, Caa2)	05/15/26	6.750	3,202,140
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(11),(12)	(CCC+, Caa2)	02/15/30	9.000	5,854,590
					12,415,360
Consumer/Commercial/Lease Financing (0.1%)
5,315	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(11)	(BB, Ba2)	02/01/28	4.750	4,962,961

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods (0.2%)
$6,298	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB, Ba2)	06/01/31	4.250	$5,472,017

Energy - Exploration & Production (0.2%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/29/22 @ 102.44)(11)	(B, Caa2)	11/01/23	9.750	7,353,950

Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(11)	(BB-, B1)	09/30/26	6.500	2,854,350

Health Services (0.5%)
4,275	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(11),(12)	(CCC, Caa2)	02/15/30	6.500	3,874,219
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	10,013,421
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(11)	(CCC, Caa2)	02/01/28	9.250	1,509,439
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(11)	(B-, B2)	12/15/25	5.250	1,800,333
					17,197,412
Insurance Brokerage (0.4%)
1,025	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 101.75)(11)	(CCC+, Caa2)	11/15/25	7.000	985,025
2,525	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(11)	(B, B1)	08/15/28	4.875	2,302,090
9,474	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(11)	(CCC+, Caa2)	08/15/28	6.875	8,356,068
					11,643,183
Investments & Misc. Financial Services (0.3%)
4,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	3,262,962
3,661	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(11)	(B+, B1)	04/15/29	5.250	3,239,216
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(11)	(B+, B1)	01/15/32	5.000	2,306,250
					8,808,428
Machinery (0.2%)
5,639	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	5,016,430
1,000	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(11)	(CCC+, Caa1)	10/01/27	11.000	932,550
					5,948,980
Media Content (0.1%)
3,392	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69)(11)	(CCC+, Caa3)	08/15/26	5.375	750,480
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(11)	(BB+, Ba3)	07/15/30	3.875	3,652,480
					4,402,960
Medical Products (0.3%)
8,740	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 101.94)(11)	(B+, B1)	04/01/29	3.875	7,911,186
2,000	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(11),(12)	(B-, Caa1)	10/01/29	5.250	1,802,340
					9,713,526
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(11)	(B-, B3)	02/15/26	7.000	3,185,842

Packaging (0.3%)
10,850	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	9,633,173

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products (0.0%)
$1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(11)	(CCC+, Caa2)	06/01/29	6.375	$1,285,761

Pharmaceuticals (0.1%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.63)(11)	(B-, Caa2)	04/01/26	9.250	248,147
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(11)	(B-, Caa2)	02/15/29	6.250	1,076,210
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(11)	(B-, Caa2)	02/15/31	5.250	515,465
					1,839,822
Real Estate Investment Trusts (0.5%)
1,000	Blackstone Mortgage Trust, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(11)	(BB-, Ba2)	01/15/27	3.750	891,605
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 08/29/22 @ 102.75)	(BB, Ba2)	02/15/26	5.500	1,051,954
12,808	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba2)	08/01/25	4.250	12,230,167
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(11)	(BB-, Ba3)	07/15/26	3.625	1,027,859
					15,201,585
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 100.00)(11)	(B-, B3)	07/31/24	4.875	1,279,463
1,194	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.75)(11),(12)	(B-, B3)	04/15/27	5.500	1,131,895
7,784	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(11)	(BB, B2)	11/01/27	4.875	7,070,324
					9,481,682
Software - Services (0.7%)
2,125	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(11)	(NR, B1)	10/31/26	5.375	1,880,561
3,000	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(11),(12)	(B+, B1)	06/15/29	7.250	3,052,950
4,950	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(11)	(B+, B1)	07/15/29	4.125	4,413,445
4,962	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(11)	(CCC+, Caa2)	02/15/29	6.000	3,638,558
9,311	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(11)	(CCC+, Caa2)	12/15/28	7.125	7,461,836
					20,447,350
Specialty Retail (0.1%)
3,745	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.75)(11)	(NR, Caa1)	05/01/25	7.500	2,659,137
102	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.75)(11)	(NR, NR)	05/01/25	7.500	69,263
137	Ruyi U.S. Finance LLC, Senior Secured Notes	(NR, NR)	05/01/25	0.000	67,286
					2,795,686
Support - Services (1.5%)
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	3,111,183
4,792	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	4,275,878
5,251	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 104.88)(11)	(CCC+, Caa1)	07/15/27	9.750	4,830,684
9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(11),(12)	(CCC+, Caa1)	06/01/29	6.000	7,310,121
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(11)	(B-, B2)	05/01/28	4.500	8,468,845
7,565	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.56)(11)	(B-, B3)	07/31/26	7.125	7,119,157
9,474	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(11)	(B, B2)	05/01/29	4.625	7,694,830

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (continued)
$3,000	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(11)	(CCC+, Caa1)	10/15/28	6.875	$2,541,990
					45,352,688
Tech Hardware & Equipment (0.5%)
2,900	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.13)(11)	(CCC+, Caa1)	03/01/27	8.250	2,563,339
1,700	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(11)	(B, B1)	09/01/29	4.750	1,482,204
3,500	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(11)	(BB+, Baa3)	04/15/29	4.750	3,377,500
9,550	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(BB-, B1)	05/15/29	4.750	8,907,906
					16,330,949
Telecom - Wireline Integrated & Services (0.3%)
3,775	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(11)	(B, B2)	10/15/29	5.500	3,263,374
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 101.97)(8),(10),(11)	(NR, Wr)	12/31/24	0.000	560,000
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(11)	(B+, B1)	10/15/27	6.750	1,752,557
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(11)	(B+, B1)	07/15/29	5.125	2,638,867
					8,214,798
Theaters & Entertainment (0.3%)
3,000	Technicolor S.A., Rule 144A (2),(5),(11),(13)	(NR, NR)	05/31/29	4.500	3,394,357
2,081	Technicolor S.A., Tranche 1 Notes (5)	(NR, NR)	06/30/24	6.000	2,211,665
4,834	Technicolor S.A., Tranche 2 Notes (5)	(NR, NR)	06/30/24	6.000	5,138,034
					10,744,056
TOTAL CORPORATE BONDS (Cost $294,220,562)					252,639,885

ASSET BACKED SECURITIES (2.8%)
Collateralized Debt Obligations (2.8%)
6,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(11)	(BB-, NR)	10/15/29	8.512	5,407,236
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 3.720%(1),(11)	(NR, NR)	01/19/35	6.458	3,341,306
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa3)	07/15/34	5.812	2,317,670
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	9.460	1,569,584
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B+, NR)	04/20/31	8.110	1,686,222
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(11)	(BBB-, NR)	08/20/32	5.778	4,914,250
2,472	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	2,431,445
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(BB-, NR)	07/27/31	8.169	607,746
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	5.662	1,751,106
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(B+, NR)	01/18/31	8.590	2,286,000
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	5.460	3,472,768
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(BBB-, NR)	07/17/34	5.940	1,628,338
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, SOFR 3M + 3.462%(1),(11)	(NR, Baa3)	10/15/29	5.789	3,148,960
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	5.512	4,435,445
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(11)	(BBB-, NR)	04/15/34	6.712	3,176,250
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 7.180%(1),(11)	(BB-, NR)	04/15/33	9.686	1,846,934
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, SOFR 3M + 3.910%(1),(11)	(BBB-, NR)	04/17/34	6.391	1,870,084
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	5.783	3,563,445
2,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	8.662	2,128,690

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	8.592	$2,836,490
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(11)	(NR, Ba3)	04/20/33	9.530	1,714,174
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, LIBOR 3M + 7.700%(1),(11)	(NR, Ba3)	10/15/34	10.212	3,164,285
1,750	Marble Point CLO XXI Ltd., 2021-3A, Rule 144A, LIBOR 3M + 2.300%(1),(11)	(NR, A2)	10/17/34	5.040	1,617,646
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba1)	01/22/35	8.509	4,656,986
1,500	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(11)	(BBB-, NR)	07/17/35	5.840	1,406,654
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	5.362	1,983,926
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, LIBOR 3M + 2.650%(1),(11)	(BBB-, NR)	04/25/31	5.433	3,287,922
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	10/22/31	6.259	2,590,050
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, A3)	09/10/29	4.988	2,779,290
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, LIBOR 3M + 5.070%(1),(11)	(NR, Ba1)	07/19/34	7.808	2,930,021
1,750	Vibrant ClO 1X Ltd., 2018-9A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	07/20/31	5.910	1,469,792
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba3)	06/20/29	7.846	1,225,584
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	5.833	2,619,123
TOTAL ASSET BACKED SECURITIES (Cost $95,235,660)					85,865,422

Shares

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(10)	1,625,970

Chemicals (0.4%)
31,756	Project Investor Holdings LLC(2),(4),(10),(13)	318
529,264	Proppants Holdings LLC(2),(4),(10),(13)	10,585
191,054	UTEX Industries, Inc.(2),(10)	12,800,618
		12,811,521
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(4),(10),(13)	8,724

Machinery (0.0%)
6,675,439	Alloy Topco Ltd.(2),(10),(13)	—

Pharmaceuticals (0.0%)
156,133	Akorn Holding Company LLC(10)	910,724

Private Placement (0.3%)
2,446,033	Technicolor S.A. EUR 27.0(10),(14)	7,779,090

Software - Services (0.0%)
78,712	Skillsoft Corp.(10),(12)	302,254

Specialty Retail (0.0%)
141	Eagle Investments Holding Company LLC(2),(10),(13)	1

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(4),(10),(13)	—
71	Sprint Industrial Holdings LLC, Class H(2),(4),(10),(13)	—
172	Sprint Industrial Holdings LLC, Class I(2),(4),(10),(13)	900
		900
TOTAL COMMON STOCKS (Cost $26,338,461)		23,439,184

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(4),(10),(13)	—

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Shares		Value

WARRANTS (continued)
Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(10)	$66,003
TOTAL WARRANTS (Cost $68,804)		66,003

SHORT-TERM INVESTMENTS (2.6%)
70,133,976	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.14%	70,133,976
11,750,001	State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(15)	11,750,001
TOTAL SHORT-TERM INVESTMENTS (Cost $81,883,977)		81,883,977
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $3,300,285,108)		3,082,620,719
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		12,922,684
NET ASSETS (100.0%)		$3,095,543,403

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2022. The rate may be subject to a cap and floor.
(2)	Security is valued using significant unobservable inputs.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Illiquid security.
(5)	This security is denominated in Euro.
(6)	All or a portion is an unfunded loan commitment.
(7)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2022.
(8)	Bond is currently in default.
(9)	This security is denominated in British Pound.
(10)	Non-income producing security.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities amounted to a value of $307,792,780 or 9.9% of net assets.
(12)	Security or portion thereof is out on loan.
(13)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	254,067	USD	304,879	10/12/22	JPMorgan Chase	$304,879	$309,687	$4,808
USD	16,370,423	EUR	14,667,935	10/12/22	Deutsche Bank AG	(16,370,423)	(15,031,335)	1,339,088
USD	3,493,872	EUR	3,407,234	10/12/22	JPMorgan Chase	(3,493,872)	(3,491,649)	2,223
USD	109,124,717	EUR	93,522,619	10/12/22	Morgan Stanley	(109,124,717)	(95,839,661)	13,285,056
USD	18,249,462	GBP	13,425,539	10/12/22	Deutsche Bank AG	(18,249,462)	(16,364,614)	1,884,848
Total Unrealized Appreciation								$16,516,023

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	4,100,000	USD	4,567,311	10/12/22	Barclays Bank PLC	$4,567,311	$4,201,578	$(365,733)
EUR	9,680,994	USD	10,291,058	10/12/22	Deutsche Bank AG	10,291,058	9,920,842	(370,216)
EUR	5,000,000	USD	5,692,110	10/12/22	Morgan Stanley	5,692,110	5,123,876	(568,234)
GBP	626,407	USD	821,941	10/12/22	Deutsche Bank AG	821,941	763,538	(58,403)
Total Unrealized Depreciation								$(1,362,586)
Total Net Unrealized Appreciation/(Depreciation)								$15,153,437

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$2,302,497,102	$336,229,146		$2,638,726,248
Corporate Bonds	—	249,245,528	3,394,357		252,639,885
Asset Backed Securities	—	85,865,422	—		85,865,422
Common Stocks	302,254	10,315,784	12,821,146		23,439,184
Warrants	—	66,003	0	[1]	66,003
Short-term Investments	70,133,976	11,750,001	—		81,883,977
	$70,436,230	$2,659,739,840	$352,444,649		$3,082,620,719
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$16,516,023	$—		$16,516,023

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,362,586	$—	$1,362,586

[1]	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$161,045,739	$-	$15,234	$0	[1]	$161,060,973
Accrued discounts (premiums)	878,328	3,134	-	-		881,462
Purchases	163,381,136	3,250,845	-	-		166,631,981
Sales	(40,109,338)	-	-	-		(40,109,338)
Realized gain (loss)	(595,000)	-	(59,979)	-		(654,979)
Change in unrealized appreciation (depreciation)	(20,431,104)	140,378	65,273	-		(20,225,453)
Transfers into Level 3	131,822,058	-	12,800,618	-		144,622,676
Transfers out of Level 3	(59,762,673)	-	-	-		(59,762,673)
Balance as of July 31, 2022	$336,229,146	$3,394,357	$12,821,146	$0	[1]	$352,444,649

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2022	$(18,811,487)	$140,378	$5,294	$-		$(18,665,815)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2022	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$336,229,146	Vendor pricing	Single Broker Quote	$0.00 - $1.21 ($0.95)
Corporate Bonds	3,394,357	Income Approach	Expected Remaining Distribution	1.13 (N/A)
Common Stocks	19,628	Income Approach	Expected Remaining Distribution	0.00 - 0.02 (0.01)
	12,800,618	Vendor pricing	Single Broker Quote	67.00 (N/A)
	900	Recent Transaction	Trade Price	5.22 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2022, $144,622,676 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $59,762,673 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (43.3%)
Aerospace & Defense (0.2%)
$250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$225,023
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	476,243
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 08/29/22 @ 103.75)	(B-, B3)	03/15/27	7.500	254,450
					955,716
Auto Parts & Equipment (0.2%)
873	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	884,943

Automakers (0.1%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	324,576
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	239,014
					563,590
Building & Construction (0.6%)
1,000	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.75)(1)	(B+, B2)	02/15/25	7.500	881,370
1,250	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	1,131,281
600	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	528,714
					2,541,365
Building Materials (3.4%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B+, Ba2)	09/30/27	5.000	687,152
1,500	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(B+, Ba2)	06/15/30	6.375	1,513,670
1,000	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	994,654
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	668,112
3,205	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,475,654
284	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	215,110
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	734,235
2,458	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	2,084,030
500	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	408,971
1,625	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	1,110,582
2,950	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1),(2)	(B+, B1)	10/01/29	4.375	2,680,871
500	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	437,470
					14,010,511
Cable & Satellite TV (1.0%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	254,237
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(B+, B3)	01/15/30	5.750	405,962
2,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	2,540,650
1,030	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	913,002
					4,113,851

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals (1.5%)
$500	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	$516,042
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	252,455
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	419,829
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	229,460
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	322,839
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(3),(4),(5),(6),(7)	(NR, NR)	05/01/18	0.000	706
2,550	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1),(2)	(CCC+, Caa2)	05/15/26	6.750	1,719,044
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	349,965
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,195,471
					6,005,811
Consumer/Commercial/Lease Financing (0.3%)
1,520	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,419,323

Diversified Capital Goods (0.5%)
2,143	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,861,946
100	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	87,103
					1,949,049
Electronics (1.0%)
221	II-VI, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	210,796
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	927,320
750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	683,700
500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	464,617
2,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,748,000
					4,034,433
Energy - Exploration & Production (1.0%)
625	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	630,859
875	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1),(2)	(BB, B1)	01/15/29	6.000	852,324
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	969,120
500	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	483,703
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/29/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	1,209,531
					4,145,537
Environmental (0.1%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	228,941
Gaming (0.5%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB-, B3)	06/15/31	4.750	369,046
410	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	402,300
70	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	66,465

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming (continued)
$775	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	$724,579
700	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	582,276
					2,144,666
Gas Distribution (1.3%)
500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	431,840
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/29/22 @ 103.25)	(B, B2)	10/01/25	6.500	718,946
950	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/29/22 @ 103.13)	(B, B2)	05/15/26	6.250	883,134
500	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	466,861
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	983,799
1,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,320,188
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	420,770
					5,225,538
Health Services (1.6%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	239,897
860	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	781,225
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, Ba3)	06/01/30	4.625	410,955
2,500	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(2)	(CCC, Caa2)	02/15/30	6.500	2,265,625
1,225	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	1,131,937
1,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,294,862
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	362,381
					6,486,882
Insurance Brokerage (1.7%)
358	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	344,038
322	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	307,040
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	738,418
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	660,996
4,303	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,795,246
1,250	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,129,688
					6,975,426
Investments & Misc. Financial Services (2.0%)
1,250	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,119,050
2,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,631,481
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,327,185
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	2,517,656

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (continued)
$1,900	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B1)	06/15/29	4.000	$1,458,126
					8,053,498
Machinery (2.4%)
2,250	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,001,590
2,700	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1),(2)	(B+, B2)	12/15/28	4.125	2,397,006
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	1,647,910
2,200	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	2,051,610
1,685	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.88)(1),(2)	(B+, B1)	07/31/27	5.750	1,285,032
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 08/29/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	254,661
					9,637,809
Managed Care (0.2%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	533,250
475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	442,980
					976,230
Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	478,110

Media Content (0.4%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	30,875
1,596	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Caa3)	08/15/26	5.375	353,115
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	719,168
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	225,288
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	456,560
					1,785,006
Medical Products (0.6%)
1,000	180 Medical, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/07/24 @ 101.94)(1)	(BB+, Ba2)	10/15/29	3.875	910,338
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	480,647
375	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	330,195
1,000	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1),(2)	(B-, Caa1)	10/01/29	5.250	901,170
					2,622,350
Metals & Mining - Excluding Steel (1.4%)
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	619,471
2,385	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,693,449
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/09/22 @ 101.63)(1)	(B+, NR)	03/01/24	6.500	997,100
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/09/22 @ 103.44)(1)	(B+, NR)	03/01/26	6.875	482,568
1,345	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	1,085,785
398	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ 101.94)(1)	(BB, B1)	08/15/31	3.875	340,863

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (continued)
$454	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	$361,593
					5,580,829
Packaging (1.2%)
350	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(8)	(B+, B3)	09/01/29	3.000	294,238
475	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	419,145
4,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	4,394,857
					5,108,240
Personal & Household Products (0.6%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 09/06/22 @ 100.00)(1),(3),(4),(6),(7)	(NR, NR)	03/15/25	0.000	5,625
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,731,996
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB+, Ba1)	04/01/29	3.750	346,961
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B2)	04/01/31	3.750	301,472
					2,386,054
Pharmaceuticals (0.7%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.50)(1)	(B-, Caa2)	12/15/25	9.000	362,998
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B-, Caa2)	01/15/28	7.000	530,128
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B-, Caa2)	02/15/29	6.250	269,053
375	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B-, Caa2)	02/15/31	5.250	193,299
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, B1)	08/15/28	3.875	700,877
250	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1),(2)	(CC, Caa2)	04/01/29	6.125	201,306
450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	399,465
					2,657,126
Real Estate Development & Management (0.3%)
1,511	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1),(2)	(CCC+, Wr)	05/01/25	7.875	1,141,353

Real Estate Investment Trusts (1.6%)
1,425	Blackstone Mortgage Trust, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(1)	(BB-, Ba2)	01/15/27	3.750	1,270,537
1,750	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,535,889
500	iStar, Inc., Global Senior Unsecured Notes (Callable 08/29/22 @ 102.75)	(BB, Ba2)	02/15/26	5.500	491,567
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba2)	10/01/24	4.750	493,703
2,225	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba2)	08/01/25	4.250	2,124,619
700	VICI Note Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BBB-, Ba1)	02/01/27	5.750	698,197
					6,614,512
Recreation & Travel (2.3%)
1,050	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	984,407
1,500	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	1,390,197
185	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B, B1)	08/01/25	6.000	190,550
1,625	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B-, Caa1)	08/15/29	5.250	1,459,022
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	259,716

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel (continued)
$2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 100.00)(1)	(B-, B3)	07/31/24	4.875	$2,221,290
3,254	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	2,955,657
					9,460,839
Restaurants (0.5%)
865	Papa John’s International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	757,953
1,250	Yum Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,237,137
					1,995,090
Software - Services (3.7%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	556,500
250	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	221,243
450	Central Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1),(2)	(B+, B1)	06/15/29	7.250	457,943
3,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,674,815
4,095	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	3,002,800
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	769,369
475	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba2)	12/01/29	3.875	428,621
500	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	472,450
1,400	Twilio, Inc., Global Company Guaranteed Notes (Callable 03/15/26 @ 101.94)(2)	(BB, Ba3)	03/15/31	3.875	1,242,178
4,200	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	3,365,880
2,000	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	1,798,500
					14,990,299
Specialty Retail (1.6%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	339,156
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	58,526
500	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	442,500
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/22 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	490,150
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	291,194
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	710,512
375	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 101.94)(1)	(BB+, Ba2)	06/01/29	3.875	335,229
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	342,632
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	449,270
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,242,588
48	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.75)(1)	(NR, NR)	05/01/25	7.500	32,594
64	Ruyi U.S. Finance LLC, Senior Secured Notes	(NR, NR)	05/01/25	0.000	31,433
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	1,039,455
1,000	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1),(2)	(BB-, Ba2)	08/15/29	4.000	872,420
					6,677,659

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (4.3%)
$944	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	$842,327
2,412	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	2,218,931
2,200	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa1)	06/01/29	6.000	1,700,927
355	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	295,978
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,498,775
2,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,924,738
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba1)	07/01/28	4.500	240,729
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba1)	06/15/29	3.625	228,670
3,185	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,997,292
2,750	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,233,564
800	Pegasystems, Inc., Senior Unsecured Notes (9)	(NR, NR)	03/01/25	0.750	645,600
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 103.56)(1)	(BB, B1)	06/15/25	7.125	517,500
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, B1)	06/15/28	7.250	518,761
1,025	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	868,513
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	715,764
					17,448,069
Tech Hardware & Equipment (2.3%)
2,050	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,878,395
486	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/09/22 @ 102.50)(1),(2)	(CCC+, Caa1)	03/15/27	5.000	400,853
1,786	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.13)(1)	(CCC+, Caa1)	03/01/27	8.250	1,578,663
1,014	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, B1)	09/01/29	4.750	884,091
1,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	965,000
2,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,865,530
2,305	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	2,045,042
					9,617,574
Telecom - Wireline Integrated & Services (1.5%)
1,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	857,270
770	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	665,642
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 101.97)(1),(3),(4)	(NR, Wr)	12/31/24	0.000	90,000
755	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	735,100
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	439,811
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB, Ba3)	01/15/29	3.625	1,256,820
2,500	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	2,195,238
					6,239,881
Theaters & Entertainment (0.5%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	498,775

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (continued)
$650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1),(2)	(B-, B3)	10/15/27	4.750	$620,792
350	Technicolor S.A., Rule 144A (1),(6),(7),(8)	(NR, NR)	05/31/29	4.500	396,008
500	Technicolor S.A., Tranche 2 Notes (8)	(CCC, Caa3)	06/30/24	6.000	531,493
					2,047,068
Transport Infrastructure/Services (0.1%)
341	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/09/22 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	339,327
TOTAL CORPORATE BONDS (Cost $202,243,083)					177,542,505

BANK LOANS (44.8%)
Advertising (0.2%)
723	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(10)	(B, B2)	09/13/24	6.122	704,398
249	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(10)	(B, B2)	09/13/24	6.122	242,974
					947,372
Aerospace & Defense (1.5%)
1,600	Amentum Government Services Holdings LLC, LIBOR 6M + 7.500%(10)	(NR, NR)	12/07/29	10.010	1,528,000
2,000	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(10)	(B, B1)	02/15/29	4.777 - 5.597	1,946,870
2,770	Peraton Corp., LIBOR 1M + 3.750%(10)	(B+, B1)	02/01/28	6.122	2,699,054
					6,173,924
Auto Parts & Equipment (1.9%)
1,061	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 4.500%(10)	(B, B2)	04/06/28	6.298	1,032,900
531	Clarios Global LP, LIBOR 1M + 3.250%(10)	(B, B1)	04/30/26	5.622	512,884
1,940	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC, Caa2)	05/19/23	5.825	1,783,909
377	Dealer Tire LLC, LIBOR 1M + 4.250%(10)	(B-, B1)	12/12/25	6.622	368,935
635	Holley Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/17/28	5.205	600,663
150	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(10),(11)	(NR, Caa3)	03/02/26	12.372	147,882
204	Jason Group, Inc., LIBOR 1M + 6.000% Cash, 4.000% PIK(10),(11)	(NR, Caa1)	08/28/25	12.372	192,116
1,033	RVR Dealership Holdings LLC, SOFR 3M + 3.750%(10)	(BB-, B1)	02/08/28	5.168	880,841
987	Tenneco, Inc., LIBOR 1M + 3.000%(10)	(B+, Ba3)	10/01/25	5.372	974,378
1,424	U.S. Farathane LLC, LIBOR 3M + 4.250%(6),(10)	(CCC+, B2)	12/23/24	6.500	1,246,244
					7,740,752
Brokerage (0.1%)
604	DRW Holdings LLC, LIBOR 1M + 3.750%(10)	(BB-, Ba3)	03/01/28	6.122	580,735

Building Materials (1.1%)
705	Chamberlain Group, Inc., LIBOR 1M + 3.500%(10)	(B, B2)	11/03/28	5.872	658,140
2,691	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(10)	(B, B2)	04/12/28	5.249	2,307,294
178	Cornerstone Building Brands, Inc.(6),(12)	(B, B2)	08/01/28	0.000	165,244
1,101	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(10)	(B, B1)	04/29/29	6.109	1,007,056
499	Wilsonart LLC, LIBOR 3M + 3.250%(10)	(B+, B2)	12/31/26	5.510	462,579
					4,600,313
Chemicals (1.5%)
1,822	Atotech B.V., LIBOR 1M + 2.500%(10)	(B+, B1)	03/18/28	4.872	1,809,858
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(10)	(CCC, Caa2)	12/29/28	10.000	380,967
250	Lonza Group AG(12)	(B, B2)	07/03/28	0.000	218,438
1,362	Luxembourg Investment Co. 428 S.a r.l., SOFR 3M + 5.000%(10)	(B, B2)	01/03/29	7.054	1,276,530
788	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(10)	(B-, B3)	10/28/24	5.750 - 6.306	754,730
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(10)	(CCC, Caa2)	10/27/25	9.825	439,138
448	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(10)	(B-, B3)	10/28/24	6.077	429,047
795	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B2)	08/12/24	6.250	698,458
					6,007,166
Diversified Capital Goods (1.3%)
1,934	Callaway Golf Co., LIBOR 1M + 4.500%(10)	(B+, B1)	01/02/26	6.872	1,924,672
1,568	Dynacast International LLC, LIBOR 3M + 4.500%(10)	(B-, B2)	07/22/25	6.006	1,421,363
588	Dynacast International LLC, LIBOR 3M + 9.000%(6),(10)	(CCC, Caa2)	10/22/25	10.506	523,440
1,377	Electrical Components International, Inc., LIBOR 1M + 4.250%(10)	(B-, B2)	06/26/25	6.622	1,272,878

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Diversified Capital Goods (continued)
$235	Filtration Group Corp., LIBOR 1M + 3.500%(10)	(B, B3)	10/21/28	5.872	$226,808
					5,369,161
Electronics (1.2%)
500	CPI International, Inc., LIBOR 1M + 7.250%(5),(6),(10)	(CCC, Caa2)	07/26/25	9.622	492,193
3,830	Idemia Group, LIBOR 3M + 4.250%(10)	(B-, B3)	01/09/26	7.043	3,619,646
190	Infinite Bidco LLC, LIBOR 3M + 3.250%(10)	(B-, B2)	03/02/28	5.500	178,482
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(10)	(CCC, Caa2)	03/02/29	9.250	467,500
					4,757,821
Energy - Exploration & Production (0.0%)
875	PES Holdings LLC, 3.000% PIK(3),(10),(11)	(NR, NR)	12/31/22	3.000	26,238

Food & Drug Retailers (1.5%)
1,975	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/27	6.000	1,906,586
1,247	Sharp Midco LLC, LIBOR 3M + 4.000%(6),(10)	(B-, B2)	12/31/28	6.250	1,197,000
2,474	WOOF Holdings, Inc., LIBOR 3M + 3.750%(6),(10)	(B-, B2)	12/21/27	5.813	2,405,685
866	WOOF Holdings, Inc., LIBOR 3M + 7.250%(6),(10)	(CCC, Caa2)	12/21/28	9.313	822,854
					6,332,125
Food - Wholesale (0.5%)
2,034	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(10)	(B, B3)	07/31/28	5.436	1,925,690

Gaming (0.3%)
927	CBAC Borrower LLC, LIBOR 1M + 4.000%(5),(10)	(B-, Caa1)	07/08/24	6.372	903,224
327	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(10)	(B, B2)	01/27/29	6.327	313,009
					1,216,233
Gas Distribution (0.3%)
1,223	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(10)	(B+, B3)	09/27/24	5.950	1,206,945

Health Facility (0.5%)
1,975	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.750%(10)	(B, B3)	04/21/27	6.122	1,865,258

Health Services (3.5%)
1,778	ADMI Corp., LIBOR 1M + 3.375%(10)	(B, B2)	12/23/27	5.747	1,648,256
305	Carestream Health, Inc., LIBOR 3M + 7.250%(10)	(B-, B1)	05/08/23	9.500	303,376
1,570	KUEHG Corp., LIBOR 3M + 3.750%(10)	(B-, B2)	02/21/25	6.000	1,512,722
22	Learning Care Group, Inc., LIBOR 1M + 3.250%, LIBOR 3M + 3.250%(10)	(B-, B2)	03/13/25	5.622 - 6.056	20,700
513	Pacific Dental Services LLC, LIBOR 1M + 3.500%(10)	(B, B1)	05/05/28	5.656	495,765
1,477	PetVet Care Centers LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/14/25	5.872	1,422,285
1,500	Radiology Partners, Inc., LIBOR 1M + 4.250%(10)	(B-, B2)	07/09/25	6.412 - 6.509	1,379,198
295	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(10),(13)	(B-, B3)	03/16/28	4.500	282,898
1,687	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(10)	(B-, B3)	03/16/28	6.750	1,615,781
350	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(10)	(B-, B2)	10/05/27	6.372	334,867
254	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(6),(10),(13)	(B-, B2)	05/18/28	4.000	240,254
988	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(6),(10)	(B-, B2)	05/18/28	4.787	933,938
393	TTF Holdings LLC, LIBOR 1M + 4.000%(6),(10)	(B+, B2)	03/31/28	6.375	381,047
2,646	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(10)	(B-, B3)	12/15/27	7.563	2,490,754
158	Western Dental Services, Inc., LIBOR 3M + 4.500%(10),(13)	(B-, B3)	08/18/28	7.306	145,159
1,443	Western Dental Services, Inc., LIBOR 3M + 4.500%(10)	(B-, B3)	08/18/28	5.281	1,327,517
					14,534,517
Insurance Brokerage (1.0%)
395	Acrisure LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/15/27	5.872	376,836
517	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(10)	(B, B2)	11/06/27	5.656	500,976
494	AssuredPartners, Inc. (2020 Term Loan B), LIBOR 1M + 3.500%(10)	(B, B2)	02/12/27	5.872	471,303
1,759	Hub International Ltd., LIBOR 3M + 3.250%(10)	(B, B2)	04/25/25	5.782 - 5.982	1,725,967
942	NFP Corp., LIBOR 1M + 3.250%(10)	(B, B1)	02/15/27	5.622	897,095
					3,972,177
Investments & Misc. Financial Services (2.8%)
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(5),(10)	(CCC-, Caa2)	04/03/24	6.250	367,737
1,000	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(10)	(CCC, Caa2)	08/02/29	8.813	910,000
1,413	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(6),(10)	(B-, B2)	08/02/28	5.813	1,352,543

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$341	Ditech Holding Corp.(3),(4),(6)	(NR, NR)	06/30/22	0.000	$40,900
1,500	Galaxy US Opco, Inc., SOFR 1M + 4.750%(10)	(B-, B3)	04/29/29	7.077	1,419,375
1,737	HighTower Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	04/21/28	6.732	1,647,183
1,344	Hudson River Trading LLC, SOFR 1M + 3.000%(10)	(BB-, Ba2)	03/20/28	5.441	1,282,393
1,107	Jane Street Group LLC, LIBOR 1M + 2.750%(10)	(BB-, Ba2)	01/26/28	5.122	1,087,436
635	Jump Financial, LLC, LIBOR 3M + 4.500%(6),(10)	(BB-, Ba2)	08/07/28	6.816	605,174
400	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(10)	(B-, B2)	06/03/26	6.510	385,035
124	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(6),(10)	(B-, Ba3)	08/18/28	6.070	119,434
868	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(6),(10)	(B-, Ba3)	08/18/28	6.070	834,786
1,462	VFH Parent LLC, SOFR 1M + 3.000%(10)	(B+, Ba3)	01/13/29	5.201	1,413,740
					11,465,736
Machinery (1.8%)
498	19th Holdings Golf, LLC, SOFR 1M + 3.250%(6),(10)	(B, B1)	02/07/29	5.078	465,151
995	CMBF LLC, LIBOR 1M + 6.000%(6),(10)	(B, B3)	08/02/28	7.872	910,425
283	CPM Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	11/17/25	5.213	271,911
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(5),(6),(10)	(CCC+, Caa2)	11/16/26	9.963	190,299
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(5),(10)	(CCC+, Caa2)	09/06/26	9.122	380,599
2,441	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	09/06/25	5.872	2,277,521
469	LTI Holdings, Inc., LIBOR 1M + 4.750%(10)	(B-, B2)	07/24/26	7.122	444,727
466	LTI Holdings, Inc. (2021 First Lien Term Loan), LIBOR 1M + 4.750%(10)	(B-, B2)	07/24/26	7.122	442,503
989	Penn Engineering & Manufacturing Corp., LIBOR 3M + 2.500%(10)	(BB-, B1)	06/27/24	4.750	978,082
44	Pro Mach Group, Inc., LIBOR 1M + 4.000%(10),(13)	(B-, B1)	08/31/28	4.000	42,481
873	Pro Mach Group, Inc., LIBOR 1M + 4.000%(10)	(B-, B1)	08/31/28	6.372	847,899
					7,251,598
Media Content (0.0%)
566	Diamond Sports Group, LLC, SOFR 1M + 3.250%(10)	(CCC+, Caa2)	08/24/26	5.036	115,217
87	Recorded Books, Inc., LIBOR 3M + 4.000%(10)	(B-, B3)	08/29/25	6.003	85,240
					200,457
Medical Products (1.4%)
1,459	CryoLife, Inc., LIBOR 3M + 3.500%(10)	(B, B1)	06/01/27	5.750	1,386,389
1,353	Femur Buyer, Inc., LIBOR 3M + 4.500%(10)	(CCC+, Caa1)	03/05/26	6.750	1,169,985
686	Femur Buyer, Inc., LIBOR 3M + 5.500%(6),(10)	(NR, NR)	03/05/24	7.750	565,373
499	Medline Borrower LP, LIBOR 1M + 3.250%(10)	(B+, B1)	10/23/28	5.622	477,553
2,400	Sotera Health Holdings LLC, LIBOR 1M + 2.750%(10)	(BB-, B1)	12/11/26	5.122	2,326,992
					5,926,292
Metals & Mining - Excluding Steel (0.0%)
198	Noranda Aluminum Acquisition Corp.(3),(4),(6)	(NR, NR)	02/28/19	0.000	505

Packaging (0.9%)
532	Plastipak Packaging, Inc., LIBOR 1M + 2.500%(10)	(B+, Ba3)	12/01/28	4.875	514,218
2,101	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(10)	(B-, B3)	11/03/25	5.036 - 5.935	2,008,437
720	Strategic Materials, Inc., LIBOR 3M + 3.750%(5),(10)	(CCC, Caa3)	11/01/24	5.036	561,482
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(6),(10)	(CC, C)	10/31/25	9.036	322,500
341	Technimark Holdings LLC, LIBOR 1M + 3.750%(10)	(B-, B2)	07/09/29	5.906	320,940
					3,727,577
Packaging & Containers (0.4%)
1,509	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(10)	(B, B2)	11/12/27	5.625	1,464,663

Personal & Household Products (1.0%)
1,287	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(10)	(B, B1)	09/27/24	5.622	1,266,569
167	Anticimex International AB, LIBOR 3M + 4.000%(10)	(B, B2)	11/16/28	5.598	162,136
581	Fender Musical Instruments Corp., SOFR 1M + 4.000%(10)	(B, B2)	12/01/28	5.828	554,462
1,351	MND Holdings III Corp., LIBOR 1M + 3.500%(5),(10)	(B-, B2)	06/19/24	5.872	1,318,195
965	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(10)	(B-, Caa2)	08/10/23	9.499	642,073
					3,943,435
Pharmaceuticals (0.5%)
158	Akorn, Inc., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	10/01/25	9.777	152,810
882	Bausch Health Companies., Inc., SOFR 1M + 5.250%(10)	(BB-, B2)	02/01/27	7.174	744,873

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Pharmaceuticals (continued)
$1,261	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 5.000%(10)	(CC, Caa2)	03/27/28	7.375	$1,020,478
					1,918,161
Real Estate Investment Trusts (0.3%)
707	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(6),(10)	(BB-, Ba2)	04/23/26	5.122	689,257
739	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(6),(10)	(B+, Ba3)	08/09/26	6.328	722,091
					1,411,348
Recreation & Travel (1.1%)
1,435	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B-, B3)	09/05/25	5.325	1,321,499
61	Crown Finance U.S., Inc., LIBOR 3M + 2.500%(10)	(CCC, Caa2)	02/28/25	4.000	39,652
316	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(10)	(CCC, Caa2)	09/30/26	4.250	194,606
869	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	7.377	608,623
1,134	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	10.057	1,159,536
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	9.536	357,875
746	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(10)	(BB-, Ba3)	08/25/28	5.375	713,824
					4,395,615
Restaurants (2.8%)
2,475	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(10)	(B, B2)	12/01/28	6.622	2,312,726
1,696	IRB Holding Corp., LIBOR 1M + 2.750%(10)	(B+, B2)	02/05/25	5.122	1,658,399
985	IRB Holding Corp., SOFR 1M + 3.150%(10)	(B+, B2)	12/15/27	4.874	947,324
688	K-Mac Holdings Corp., LIBOR 1M + 6.750%(6),(10)	(CCC, Caa2)	07/30/29	9.122	632,960
1,969	Miller’s Ale House, Inc., LIBOR 3M + 4.750%, PRIME + 3.750%(5),(6),(10)	(CCC+, Caa1)	05/30/25	7.178 - 9.250	1,868,257
1,959	Tacala LLC, LIBOR 1M + 3.500%(10)	(B-, B2)	02/05/27	5.872	1,846,749
375	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	9.872	352,618
1,749	Whatabrands LLC, LIBOR 1M + 3.250%(10)	(B, B2)	08/03/28	5.622	1,671,397
					11,290,430
Software - Services (9.2%)
1,727	Applied Systems, Inc., LIBOR 3M + 3.000%(10)	(B-, B2)	09/19/24	5.250	1,699,000
989	Applied Systems, Inc., LIBOR 3M + 5.500%(10)	(CCC, Caa2)	09/19/25	7.750	968,001
1,719	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	6.622	1,630,069
1,460	Astra Acquisition Corp., LIBOR 1M + 5.250%(10)	(B-, B2)	10/25/28	7.622	1,243,137
1,234	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(10)	(B+, B1)	04/30/25	4.166	1,196,184
1,000	CommerceHub, Inc., LIBOR 3M + 7.000%(6),(10)	(CCC, Caa2)	12/29/28	9.250	800,000
1,481	CommerceHub, Inc., LIBOR 3M + 4.000%(10)	(B, B2)	12/29/27	6.250	1,331,297
998	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(10)	(B-, B2)	10/16/28	6.122	934,224
1,250	DCert Buyer, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa2)	02/19/29	9.372	1,182,294
2,736	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(10)	(B-, B2)	06/13/24	6.871	2,563,257
2,140	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(10)	(CCC, Caa2)	06/13/25	8.489	1,894,957
2,949	Flexera Software LLC, LIBOR 3M + 3.750%(10)	(B-, B1)	03/03/28	5.370	2,864,575
1,736	GHX Ultimate Parent Corp., LIBOR 6M + 3.250%(10)	(B, B2)	06/28/24	6.127	1,680,589
426	IGT Holding IV AB, LIBOR 3M + 3.400%(10)	(B, B2)	03/31/28	5.650	414,498
245	MA FinanceCo. LLC, LIBOR 3M + 4.250%(6),(10)	(BB-, B1)	06/05/25	5.915	216,068
963	Navicure, Inc., LIBOR 1M + 4.000%(6),(10)	(B-, B2)	10/22/26	6.372	938,120
1,266	Ping Identity Corp., SOFR 1M + 3.750%(6),(10)	(B-, B1)	11/22/28	6.177	1,215,755
2,912	Polaris Newco LLC, LIBOR 1M + 4.000%(10)	(B-, B2)	06/02/28	6.372	2,773,958
1,089	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(10)	(B-, B2)	06/01/26	5.872	1,037,405
1,845	Proofpoint, Inc., LIBOR 3M + 3.250%(10)	(B-, B2)	08/31/28	4.825	1,776,421
580	RealPage, Inc., LIBOR 1M + 3.000%(10)	(B, B2)	04/24/28	5.372	559,052
2,067	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(10)	(B-, B2)	04/27/28	7.533	1,762,439
1,132	Seattle Spinco, Inc., SOFR 1M + 4.000%(6),(10)	(BB-, B1)	02/26/27	6.253	993,324
1,239	Seattle Spinco, Inc., LIBOR 1M + 2.750%(6),(10)	(BB-, B1)	06/21/24	5.122	1,155,266
2,084	Transact Holdings, Inc., LIBOR 1M + 4.750%(6),(10)	(B, B2)	04/30/26	7.122	2,042,250
1,672	Virtusa Corp., LIBOR 1M + 3.750%(6),(10)	(B, B2)	02/11/28	6.122	1,611,238
1,406	VS Buyer LLC, LIBOR 1M + 3.000%(10)	(B, B1)	02/28/27	5.372	1,376,293
					37,859,671
Specialty Retail (0.1%)
541	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(10)	(B, B2)	05/14/26	5.372	528,507

Steel Producers/Products (0.1%)
614	Grinding Media, Inc., LIBOR 3M + 4.000%(6),(10)	(B, B2)	10/12/28	4.796	576,023

Support - Services (1.8%)
2,371	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(10)	(B+, B1)	03/01/24	4.872	2,347,468

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services (continued)
$987	Gloves Buyer, Inc., LIBOR 1M + 4.000%(10)	(B-, B2)	12/29/27	6.372	$922,694
499	LaserShip, Inc., LIBOR 6M + 7.500%(6),(10)	(CCC, Caa2)	05/07/29	10.377	424,050
1,489	LaserShip, Inc., LIBOR 6M + 4.500%(10)	(B-, B2)	05/07/28	7.377	1,266,926
742	White Cap Buyer LLC, SOFR 1M + 3.750%(10)	(B, B2)	10/19/27	6.077	710,549
1,949	Wrench Group LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	04/30/26	6.250	1,875,603
					7,547,290
Tech Hardware & Equipment (0.4%)
584	CommScope, Inc., LIBOR 1M + 3.250%(6),(10)	(B, B1)	04/06/26	5.622	551,075
990	Ingram Micro, Inc., LIBOR 3M + 3.500%(6),(10)	(BB-, B1)	06/30/28	5.750	973,912
					1,524,987
Telecom - Wireless (0.6%)
497	CCI Buyer, Inc., LIBOR 3M + 4.000%(10)	(B-, B1)	12/17/27	6.250	472,607
1,973	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(10)	(B+, B2)	11/12/27	5.313	1,903,030
					2,375,637
Telecom - Wireline Integrated & Services (0.7%)
476	Altice Financing S.A., LIBOR 3M + 2.750%(10)	(B, B2)	01/31/26	5.262	451,485
496	Altice France S.A., LIBOR 3M + 4.000%(10)	(B, B2)	08/14/26	5.411	473,064
292	Altice France S.A., LIBOR 3M + 3.688%(10)	(B, B2)	01/31/26	6.200	276,637
493	Numericable Group S.A., LIBOR 3M + 2.750%(10)	(B, B2)	07/31/25	5.556	463,016
942	TVC Albany, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	07/23/25	5.870	885,028
438	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(10)	(CCC, Caa2)	07/23/26	9.870	398,125
					2,947,355
Theaters & Entertainment (2.3%)
332	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(6),(10),(11)	(B, Caa1)	06/30/24	15.377	335,697
1,825	Technicolor S.A., LIBOR 1M + 6.000% Cash, 6.000% PIK(6),(10),(11)	(B, Caa1)	06/30/24	14.259	1,843,211
900	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(10),(11)	(CCC, Caa3)	12/31/24	7.038	886,727
167	TopGolf International, Inc., LIBOR 1M + 6.250%(10)	(B, B3)	02/09/26	8.509	165,001
2,663	UFC Holdings LLC, LIBOR 3M + 2.750%(10)	(B, B2)	04/29/26	5.520	2,583,777
3,543	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B, B3)	05/18/25	5.130	3,409,878
					9,224,291
Trucking & Delivery (0.2%)
989	American Trailer World Corp., SOFR 1M + 3.500%(10)	(B, B3)	03/03/28	6.177	861,592
TOTAL BANK LOANS (Cost $195,275,900)					183,697,597

ASSET BACKED SECURITIES (4.8%)
Collateralized Debt Obligations (4.8%)
1,000	ALM Ltd., 2020 1A, Rule 144A, LIBOR 3M + 6.000% (1),(10)	(BB-, NR)	10/15/29	8.512	901,206
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(10)	(NR, Ba3)	07/20/34	10.110	1,211,547
1,250	Anchorage Capital CLO 2013-1 Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.800% (1),(10)	(NR, Ba3)	10/13/30	9.255	1,121,955
1,000	Anchorage Capital CLO 21 Ltd., 2021-21A, Rule 144A, LIBOR 3M + 7.350% (1),(10)	(NR, Ba3)	10/20/34	10.060	880,194
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, LIBOR 3M + 2.600% (1),(10)	(BBB-, NR)	01/28/31	5.393	907,599
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.440% (1),(10)	(NR, Baa3)	01/20/35	6.150	933,708
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300% (1),(10)	(BBB-, NR)	08/20/32	5.778	893,500
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, LIBOR 3M + 6.000% (1),(10)	(BB-, NR)	07/20/29	8.710	814,621
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200% (1),(10)	(BB-, NR)	01/15/30	7.712	819,611
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400% (1),(10)	(BB-, NR)	07/27/31	8.169	607,746
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, LIBOR 3M + 6.520% (1),(10)	(B+, NR)	10/18/30	9.260	1,115,656
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850% (1),(10)	(B+, NR)	01/18/31	8.590	653,143
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400% (1),(10)	(NR, Ba3)	01/18/31	8.140	658,435
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850% (1),(10)	(BB-, NR)	01/27/31	8.633	1,064,472

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(5),(12)	(NR, NR)	07/25/27	0.000	$10,050
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(10)	(BB-, NR)	10/20/34	9.820	902,518
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500% (1),(10)	(NR, Ba3)	10/16/30	8.240	433,599
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080% (1),(10)	(NR, Ba3)	04/15/29	8.592	654,574
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(10)	(NR, Ba1)	01/22/35	8.509	882,841
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(10)	(BB-, NR)	10/20/32	9.940	894,411
1,000	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300% (1),(10)	(NR, Ba3)	07/20/30	9.010	835,915
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150% (1),(10)	(NR, Ba3)	07/20/30	8.860	389,260
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, LIBOR 3M + 3.500% (1),(10)	(NR, Ba1)	10/20/31	6.210	921,664
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750% (1),(10)	(NR, Ba3)	06/20/29	7.846	612,792
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350% (1),(10)	(BBB-, NR)	07/14/31	5.833	436,520
TOTAL ASSET BACKED SECURITIES (Cost $22,603,189)					19,557,537

Shares

COMMON STOCKS (1.8%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(4)	122,702

Cable & Satellite TV (0.1%)
54,000	Altice U.S.A., Inc., Class A(4)	567,540

Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(6),(7)	15
25,202	Proppants Holdings LLC(4),(5),(6),(7)	504
6,341	UTEX Industries, Inc.(4),(6)	424,847
		425,366
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(4),(5),(6),(7)	372

Investments & Misc. Financial Services (1.0%)
7,000	Accelerate Acquisition Corp.(4)	68,600
80,000	DHC Acquisition Corp.(4)	787,200
30,000	Gores Holdings VII, Inc.(4)	294,900
19,603	Gores Technology Partners, Inc.(4)	192,502
49,758	Hudson Executive Investment Corp. III(4)	490,116
155,000	KKR Acquisition Holdings I Corp.(4)	1,525,200
42,000	Mason Industrial Technology, Inc.(4)	411,600
15,000	Northern Star Investment Corp. IV(4)	147,450
		3,917,568
Metals & Mining - Excluding Steel (0.3%)
1,100,000	Taseko Mines Ltd.(2),(4)	1,210,442

Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(4)	217,565

Private Placement (0.2%)
250,718	Technicolor S.A. EUR 27.0(4),(14)	797,356

Real Estate Investment Trusts (0.0%)
6,400	Global Net Lease, Inc.	96,576

Specialty Retail (0.0%)
66	Eagle Investments Holding Company LLC(4),(6),(7)	1

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(7)	—
8	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(7)	—
19	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(7)	100
		100
TOTAL COMMON STOCKS (Cost $7,541,962)		7,355,588

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Shares		Value

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(7)	$—

Investments & Misc. Financial Services (0.0%)
2,333	Accelerate Acquisition Corp. expires 12/31/2027(4)	257
8,200	Ares Acquisition Corp. expires 12/31/2027(4)	1,394
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(4)	2,488
26,666	DHC Acquisition Corp. expires 12/31/2027(4)	5,336
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(4)	2,956
5,000	Gores Holdings VII, Inc. expires 12/31/2027(4)	1,500
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(4)	613
38,750	KKR Acquisition Holdings I Corp. expires 12/31/2027(4)	9,687
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(4)	1,540
2,500	Northern Star Investment Corp. IV expires 12/31/2027(4)	386
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(4)	551
2,000	Pivotal Investment Corp. III expires 12/31/2027(4)	190
3,000	Warburg Pincus Capital expires 03/09/2026(4)	390
		27,288
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(4)	3,016
TOTAL WARRANTS (Cost $140,297)		30,304

SHORT-TERM INVESTMENTS (7.3%)
15,978,722	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.14%	15,978,722
13,745,305	State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(15)	13,745,305
TOTAL SHORT-TERM INVESTMENTS (Cost $29,724,027)		29,724,027
TOTAL INVESTMENTS AT VALUE (102.0%) (Cost $457,528,458)		417,907,558
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)		(8,381,891)
NET ASSETS (100.0%)		$409,525,667

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities amounted to a value of $186,448,538 or 45.5% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	Bond is currently in default.
(4)	Non-income producing security.
(5)	Illiquid security.
(6)	Security is valued using significant unobservable inputs.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(8)	This security is denominated in Euro.
(9)	Convertible security.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2022. The rate may be subject to a cap and floor.
(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2022.
(13)	All or a portion is an unfunded loan commitment.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month
3M = 3 Month
6M = 6 Month
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée
SOFR = Secured Overnight Financing Rate

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CAD	869,000	USD	676,745	10/12/22	JPMorgan Chase	$676,745	$678,032	$1,287
CAD	1,320,000	USD	1,029,379	10/12/22	Morgan Stanley	1,029,379	1,029,920	541
USD	173,525	CAD	220,000	10/12/22	Barclays Bank PLC	(173,525)	(171,654)	1,871
USD	2,444,846	CAD	3,091,000	10/12/22	Deutsche Bank AG	(2,444,846)	(2,411,736)	33,110
USD	749,477	CAD	957,000	10/12/22	JPMorgan Chase	(749,477)	(746,694)	2,783
USD	3,245,815	CAD	4,092,000	10/12/22	Morgan Stanley	(3,245,815)	(3,192,758)	53,057
USD	384,523	EUR	346,244	10/12/22	Barclays Bank PLC	(384,523)	(354,823)	29,700
USD	1,008,885	EUR	906,389	10/12/22	Deutsche Bank AG	(1,008,885)	(928,845)	80,040
USD	62,289	EUR	58,955	10/12/22	JPMorgan Chase	(62,289)	(60,415)	1,874
USD	2,549	GBP	1,903	10/12/22	Barclays Bank PLC	(2,549)	(2,319)	230
USD	21,013	GBP	15,605	10/12/22	Deutsche Bank AG	(21,013)	(19,020)	1,993
USD	2,561	GBP	1,874	10/12/22	Morgan Stanley	(2,561)	(2,284)	277
Total Unrealized Appreciation								$206,763

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	99,000	USD	79,257	10/12/22	Barclays Bank PLC	$79,257	$77,244	$(2,013)
CAD	4,642,000	USD	3,640,651	10/12/22	Deutsche Bank AG	3,640,651	3,621,894	(18,757)
EUR	55,845	USD	58,989	10/12/22	Deutsche Bank AG	58,989	57,229	(1,760)
EUR	56,656	USD	60,232	10/12/22	JPMorgan Chase	60,232	58,059	(2,173)
GBP	12,326	USD	16,592	10/12/22	Barclays Bank PLC	16,592	15,025	(1,567)
GBP	3,308	USD	4,381	10/12/22	Deutsche Bank AG	4,381	4,033	(348)
GBP	1,317	USD	1,634	10/12/22	JPMorgan Chase	1,634	1,606	(28)
USD	702	GBP	586	10/12/22	JPMorgan Chase	(702)	(714)	(12)
Total Unrealized Depreciation								$(26,658)
Total Net Unrealized Appreciation/(Depreciation)								$180,105

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$177,140,166	$402,339		$177,542,505
Bank Loans	—	152,294,054	31,403,543		183,697,597
Asset Backed Securities	—	19,557,537	—		19,557,537
Common Stocks	5,792,126	1,137,623	425,839		7,355,588
Warrants	27,288	3,016	0	[1]	30,304
Short-term Investments	15,978,722	13,745,305	—		29,724,027
	$21,798,136	$363,877,701	$32,231,721		$417,907,558
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$206,763	$—		$206,763

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$26,658	$—		$26,658

1	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$7,269	$24,133,804	$739	$0	(1)	$24,141,812
Accrued discounts (premiums)	366	79,890	-	-		80,256
Purchases	379,265	12,795,392	-	-		13,174,657
Sales	-	(7,281,474)	-	-		(7,281,474)
Realized gain (loss)	-	(23,024)	(14,993)	-		(38,017)
Change in unrealized appreciation (depreciation)	15,439	(1,994,866)	15,246	-		(1,964,181)
Transfers into Level 3	-	13,718,352	424,847	-		14,143,199
Transfers out of Level 3	-	(10,024,531)	-	-		(10,024,531)
Balance as of July 31, 2022	$402,339	$31,403,543	$425,839	$0	(1)	$32,231,721

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2022	$15,439	$(1,407,620)	$252	$-		$(1,391,929)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2022	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$396,714	Income Approach	Expected Remaining Distribution	$0.01 - $1.13 ($1.13)
	5,625	Vendor Pricing	Single Broker Quote	0.01 (N/A)
Bank Loans	31,403,543	Vendor Pricing	Single Broker Quote	0.00 - 1.01 (0.94)
Common Stocks	892	Income Approach	Expected Remaining Distribution	0.00 - 0.02 (0.01)
	100	Recent Transactions	Trade Price	5.22 (N/A)
	424,847	Vendor Pricing	Single Broker Quote	67.00 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2022, $14,143,199 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $10,024,531 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.